SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-77909)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 42          [X]
and
REGISTRATION STATEMENT (No. 811-3480)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No.         [X]
Daily Money Fund
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (X ) on (December 20, 1996) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule on December 18, 1996.
 DAILY MONEY FUNDS
 U.S. TREASURY PORTFOLIO - INITIAL CLASS
 MONEY MARKET PORTFOLIO - INITIAL CLASS
 DAILY TAX-EXEMPT MONEY MARKET FUND - INITIAL CLASS

 CROSS REFERENCE SHEET
Form N-1A Item Number
Part A     Prospectus Caption
1   Cover Page
2   Expenses
3 a  Financial Highlights
 b  *
 c  Performance
 d  Performance
4 a(i)  Charter
  (ii)  Investment Principles and Risks; Securities and Investment
Practices
 b    Securities and Investment Practices
 c Who May Want To Invest; Investment Principals and Risks; Securities and Investment Practices
5 a  Charter
 b(i)  Cover Page; FMR and Its Affiliates
 b(ii)  FMR and Its Affiliates; Charter; Breakdown of Expenses
 b(iii)  Expenses; Breakdown of Expenses
 c,d  Cover Page; Charter; Breakdown of
Expenses; FMR and Its Affiliates
 e  Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates
5A   *
6 a(i)  Charter
 a(ii)  How to Buy Shares; How to Sell Shares; Investor Services;
Transaction Details; Exchange Restrictions
 a(iii)  *
 b  FMR and Its Affiliates
 c  Exchange Restrictions
 d  Cover Page; Charter
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g  Dividends, Capital Gains, and Taxes
7 a  Charter; Cover Page
 b  How to Buy Shares; Transaction Details
 c  How to Buy Shares; Transaction Details
 d  How to Buy Shares
 e  Transaction Details
 f  Expenses; Breakdown of Expenses
8   How to Sell Shares; Investor Services; Transaction Details; Exchange
Restrictions
9   *

*Not Applicable

DAILY MONEY FUNDS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated December 20, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http:/www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document,
   c    ontact Fidelity Client Services at 1-800-843-3001, or your investment professional.
INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
DMFI-pro-1296
U.S. TREASURY PORTFOLIO - INITIAL CLASS
(fund number 058)
MONEY MARKET PORTFOLIO - INITIAL CLASS
(fund number 083)
DAILY TAX-EXEMPT MONEY FUND - INITIAL CLASS
(fund number 084)
PROSPECTUS
DATED DECEMBER 20, 1996
AND
ANNUAL REPORT   S
FOR THE PERIOD ENDING
OCTOBER 31, 1996(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


PROSPECTUS

KEY FACTS                                         WHO MAY WANT TO INVEST

                                                  EXPENSES Initial Class's yearly operating expenses.

                                                  FINANCIAL HIGHLIGHTS A summary of each fund's
                                                  financial data.

                                                  PERFORMANCE

THE FUNDS IN DETAIL                               CHARTER How each fund is organized.

                                                  INVESTMENT PRINCIPLES AND RISKS Each fund's overall
                                                  approach to investing.

                                                  BREAKDOWN OF EXPENSES How operating costs are
                                                  calculated and what they include.

YOUR ACCOUNT                                      TYPES OF ACCOUNTS Different ways to set up your
                                                  account, including tax-sheltered retirement plans.

                                                  HOW TO BUY SHARES Opening an account and making
                                                  additional investments.

                                                  HOW TO SELL SHARES Taking money out and closing your
                                                  account.

                                                  INVESTOR SERVICES Services to help you manage your
                                                  account.

SHAREHOLDER AND ACCOUNT POLICIES                  DIVIDENDS, CAPITAL GAINS, AND TAXES

                                                  TRANSACTION DETAILS Share price calculations and the
                                                  timing of purchases and redemptions.

                                                  EXCHANGE RESTRICTIONS

ANNUAL REPORT

U.S. TREASURY PORTFOLIO

INVESTMENTS                                A-1    A complete list of the fund's investments with their
                                                  market values.

FINANCIAL STATEMENTS                       A-2    Statements of assets and liabilities, operations, and
                                                  changes in net assets.

MONEY MARKET PORTFOLIO

INVESTMENTS                                A-7    A complete list of the fund's investments with their
                                                  market values.

FINANCIAL STATEMENTS                       A-11   Statements of assets and liabilities, operations, and
                                                  changes in net assets.

DAILY TAX-EXEMPT MONEY FUND

INVESTMENTS                                A-15   A complete list of the fund's investments with their
                                                  market values.

FINANCIAL STATEMENTS                       A-24   Statements of assets and liabilities, operations, and
                                                  changes in net assets.

NOTES                                      A-28   Notes to the financial statements.

   REPORT OF INDEPENDENT ACCOUNTANTS       A-32   The auditor's opinion.


   KEY FACTS


   WHO MAY WANT TO INVEST
Each fund offers investors a convenient way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. U.S. Treasury Portfolio offers an added measure of safety with its focus on U.S. Treasury securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments. Each fund offers free checkwriting to give you easy access to your money.
U.S. Treasury Portfolio is composed of two classes of shares.    Both
class   es     of the fund ha   ve     a common investment objective and
investment portfolio. Initial Class shares do not have a sales charge, but do pay a distribution fee. Class B shares do not have a front-end sales charge, but do have a contingent deferred sales charge (CDSC) and pay a
distribution fee and a shareholder service fee.    Class B shares may be
purchased directly only in connection with the Fidelity Advisor Systematic Exchange Program for the purpose of exchanging into Class B of the Fidelity
Advisor funds.     Because Initial Class shares do not have a sales charge,
have a lower distribution fee and do not have a shareholder service fee, Initial Class shares are expected to have a higher total return than Class B shares. You may obtain more information about Class B shares, which are not offered through this prospectus, from your investment professional or by calling Fidelity Client Services at 1-800-843-3001.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you ma   y     pay when you
buy or sell Initial Class shares of a fund.

Maximum sales charge on purchases and reinvested distributions                           None

Maximum deferred sales charge                                                            None

Redemption fee                                                                           None

Exchange fee                                                                             None


ANNUAL OPERATING EXPENSES are paid out of each    fund's     assets. Each
   fund     pays a management fee to Fidelity Management & Research Company
(FMR). Each    fund     also incurs other expenses for services such as
maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees are paid by FMR from its management fee, its past profits or other source, to the distributor for services and expenses in connection with the distribution of Initial Class shares. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Initial class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses of the Initial Class
of each fund   ,     and are calculated as a percentage of average net
assets of the Initial Class of each fund.
U.S. TREASURY PORTFOLIO - INITIAL CLASS
Management fee*                           0.22
                                              %

12b-1 fee (Distribution Fee)              0.28
                                              %

Other expenses (after reimbursement)      0.15
                                              %

Total operating expenses                  0.65
                                              %

MONEY MARKET PORTFOLIO - INITIAL CLASS
Management fee*                           0.28
                                              %

12b-1 fee (Distribution Fee)              0.22
                                              %

Other expenses (after reimbursement)      0.15
                                              %

Total operating expenses                  0.65
                                              %

DAILY TAX-EXEMPT MONEY FUND - INITIAL CLASS
Management fee*                           0.24
                                              %

12b-1 fee (Distribution Fee)              0.26
                                              %

Other expenses (after reimbursement)      0.15
                                              %

Total operating expenses                  0.65
                                              %

* THE RATE FOR MANAGEMENT FEES REPRESENTS THE NET RATE RETAINED BY FMR AFTER PAYMENT MADE TO THE DISTRIBUTOR. THE MANAGEMENT FEE BEFORE PAYMENTS MADE TO THE DISTRIBUTOR BY FMR IS 0.50%.
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Initial Class shares, assuming a 5% annual return and full redemption at the end of each time period:

                          1            3             5           10
                          Year         Years         Years       Years

U.S. Treasury Portfolio  $    7       $    21       $    36     $    81

Money Market Portfolio   $    7       $    21       $    36     $    81

Daily Tax-Exempt Money
Fund                     $    7       $    21       $    36     $    81


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Initial Class of each fund to the
extent that total operating expenses exceed    0.65    % of its average net
assets. If these agreements were not in effect   ,     other expenses and
total operating expenses, as a percentage of average net assets, of
    Initial Class of each fund would have been,    0.19    % and
   0.69    % for U.S. Treasury Portfolio;    0.28    %    and 0.78%     for
Money Market Portfolio; and    0.25    % and    0.75    % for Daily
Tax-Exempt Money Fund. Expenses eligible for reimbursement do not include
interest, taxes, brokerage commissions,    and     extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow and each fund's financial
statements are included in the funds' Annual Report    and     have been
audited by    Coopers & Lybrand L.L.P. or Price Waterhouse LLP (    Daily
Tax-Exempt Money Fund    only)    . Their reports on the financial
statements and financial highlights are included in the Annual Report. The
financial statements, the financial highlights, and the reports    are
attached.
U.S. TREASURY PORTFOLIO - INITIAL CLASS



    Selected Per-Share Data and
 Ratios

 Years ended July 31  1996A   1996     1995    1994     1993     1992        1991        1990        1989        1988        1987

 Net asset value,     $ 1.000 $ 1.000  $ 1.000 $ 1.000  $ 1.000  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 beginning of period

 Income from
 Investment Operations

  Net interest income .012    .049     .049    .029     .027     .042        .065        .079        .083        .063        .057

 Less Distributions

  From net interest   (.012)  (.049)   (.049)  (.029)   (.027)   (.042)      (.065)      (.079)      (.083)      (.063)      (.057)
 income

 Net asset value,
 end of               $ 1.000 $ 1.000  $ 1.000 $ 1.000  $ 1.000  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000    $ 1.000
 period

 Total returnB        1.19%   5.06%    5.02%   2.89%    2.78%    4.25%       6.69%       8.24%       8.64%       6.45%       5.81%

 Net assets, end of   $ 1,801 $ 1,801  $ 1,828 $ 2,025  $ 2,949  $ 3,094     $ 1,702     $ 1,177     $ 994       $ 320       $ 240
 period
 (In millions)

 Ratio of expenses to .65%C,  .65%C    .65%C   .60%     .57%     .59%        .59%        .59%        .64%        .64%        .58%
 average               D
 net assets

 Ratio of net
 interest              4.66%   4.94%   4.89%   2.81%    2.73%    4.14%       6.42%       7.91%       8.47%       6.26%       5.67%
 income to
average net            D
 assets


   A THREE MONTHS ENDED OCTOBER 31, 1996
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D ANNUALIZED
MONEY MARKET PORTFOLIO - INITIAL CLASS



    Selected Per-Share Data and
 Ratios

 Years ended
 July 31           1996A    1996     1995     1994     1993     1992     1991        1990        1989        1988        1987

 Net asset value, $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 beginning of period

 Income from       .012     .050     .050     .029     .028     .041     .067        .080        .085        .066        .057
 Investment Operations
  Net interest income

 Less Distributions(.012)   (.050)   (.050)   (.029)   (.028)   (.041)   (.067)      (.080)      (.085)      (.066)      (.057)
  From net interest
 income

 Net asset value,
 end of            $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 period

 Total returnB     1.22%    5.13%    5.16%    2.98%    2.82%    4.21%    6.90%       8.34%       8.81%       6.81%       5.87%

 Net assets,
 end of            $ 2,663  $ 2,581  $ 2,139  $ 1,525  $ 1,451  $ 1,531  $ 1,714     $ 1,350     $ 894       $ 561       $ 441
 period
 (In millions)

 Ratio of
 expenses to       .65%C,   .65%C    .65%C    .65%C    .61%     .59%     .60%        .61%        .64%C       .66%        .62%
 average           D
 net assets

 Ratio of
 net interest      4.85%    5.00%    5.11%    2.96%    2.76%    4.19%    6.61%       7.99%       8.56%       6.57%       5.78%
 income            D
 to average net assets


    A THREE MONTHS ENDED OCTOBER 31, 1996
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D ANNUALIZED
DAILY TAX-EXEMPT MONEY FUND - INITIAL CLASS



    Selected Per-Share Data and
 Ratios

 Years ended
 October          1996     1995     1994     1993         1992         1991         1990         1989         1988         1987
 31

 Net asset value, $ 1.000  $ 1.000  $ 1.000  $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
 beginning of period

 Income from      .030     .033     .022     .021         .029         .044         .053         .056         .045         .039
 Investment Operations
  Net interest income

 Less
 Distributions    (.030)   (.033)   (.022)   (.021)       (.029)       (.044)       (.053)       (.056)       (.045)       (.039)
  From net interest
 income

 Net asset value,
 end of           $ 1.000  $ 1.000  $ 1.000  $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
 period

 Total returnA    3.02%    3.36%    2.21%    2.11%        2.93%        4.46%        5.38%        5.72%        4.55%        3.93%

 Net assets,
 end of           $ 500,09 $ 559,17 $ 454,25 $ 538,75     $ 484,99     $ 304,14     $ 259,38     $ 203,51     $ 212,02     $ 288,27
 period           4        3        9        6            9            7            1            3            9            9
 (In millions)

 Ratio of
 expenses to      .65%B    .65%B    .65%B    .61%         .63%         .65%B        .65%B        .64%B        .70%B        .63%
 average
 net assets

 Ratio of
 net interest     2.98%    3.31%    2.17%    2.09%        2.86%        4.29%        5.32%        5.64%        4.37%        3.87%
 income to average net
 assets


   A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
   Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. U.S. Treasury Portfolio and Money Market Portfolio are diversified funds of Daily Money Fund, and Daily Tax-Exempt Money Fund is a diversified fund of Daily Tax-Exempt Money Fund. Both trusts are open-end management investment companies. Daily Money Fund was organized as a Delaware business trust on September 29, 1993. Daily Tax-Exempt Money Fund was organized as a Delaware business trust on December 30, 1991. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of    October 31    ,    1    9   96    , FMR advised funds having
approximately    27     million shareholder accounts with a total value of
more than $   415     billion.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company (FIIOC) performs transfer agent servicing functions for the Initial Class shares of each fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of November 29, 1996, approximately 25.44% of U.S. Treasury Portfolio's total outstanding shares were held by First Trust of St. Paul, MN.
UMB Bank, n.a. (UMB) is Daily Tax-Exempt Money Fund's transfer agent, although it employs FIIOC to perform these functions for Initial Class of the fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
EACH FUND'S INVESTMENT APPROACH
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds follow industry-standard guidelines
on the quality   ,     maturity   , and diversification     of their
investments, which are designed to help maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. Each fund stresses preservation of capital, liquidity, and income (tax-free income in the case of Daily Tax-Exempt Money Fund) and does not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government.
U.S. TREASURY PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
DAILY TAX-EXEMPT seeks to provide individual and institutional investors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, invests in U.S. dollar denominated high-quality short-term municipal securities of all types. The fund normally invests so that at least 80% of its income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities subject to the federal alternative minimum tax. The fund may invest any portion of its assets in industrial revenue bonds
(IRBs) backed by private issuers.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings are detailed in each fund's financial reports, which are sent
to shareholders twice a year. For a free SAI o   r     financial
repor   t,     call Fidelity Client Services at 1-800-843-3001 or your
investment professional.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations
issued by the U.S. Treasury and include bills   ,     notes   ,     and
bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
CREDIT    AND LIQUIDITY     SUPPORT. I   ssuers may employ various forms of
credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These
arr    angements expose    a fund to the credit risk of the entity
providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN    EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Money Market Portfolio will invest more than 25% of its total assets in the financial services industry.
   CASH MANAGEMENT. A fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a tax-free money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTION: Daily Tax-Exempt Money Fund will not invest in a money market fund. Daily Tax-Exempt Money Fund does not currently intend to invest in a pooled account of repurchase agreements. U.S. Treasury Portfolio and Money Market Portfolio do not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Money Market Portfolio may not invest more than 5% of its total assets in any one issuer, except that the fund may invest up to 10% of its total assets in the highest quality securities of a single issuer for up to three business days.
With respect to 75% of its total assets, Daily Tax-Exempt Money Fund may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
These limitations do not apply to U.S. Government securities.
Daily Tax-Exempt Money Fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. A fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Money Market Portfolio may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of U.S. Treasury Portfolio and Daily Tax-Exempt Money Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING A fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. U.S. Treasury Portfolio and Daily Tax-Exempt Money Fund do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Each of U.S. Treasury Portfolio and Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Daily Tax-Exempt Money Fund seeks to provide individual and institutional investors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund normally invests so that at least 80% of its income distributions is free from federal income tax.
With respect to 75% of its total assets, Daily Tax-Exempt Money Fund may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
Money Market Portfolio will invest more than 25% of its total assets in the financial services industry.
Money Market Portfolio may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Daily Tax-Exempt Money Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which
are explained    on page     .
MANAGEMENT FEE
Each fund pays FMR a monthly management fee at an annual rate of 0.50% of its average net assets.
FMR HAS A SUB-ADVISORY AGREEMENT with FMR Texas, which has primary responsibility for providing investment management for the funds, while FMR retains responsibility for providing the funds with other management services. FMR pays FMR Texas 50% of its management fee (before expense
reimbursements but after payments made by FMR pursuant to    each Initial
Class's     Distribution and Service Plan) for these services.    For the
three month period ended October 31, 1996,     FMR paid FMR Texas
   0.11    % of U.S. Treasury Portfolio's    and 0.14    % of Money Market
Portfolio   's average net assets. For the fiscal year ended October 31,
1996, FMR paid FMR Texas 0.12    % of Daily Tax-Exempt Money Fund's average
net assets   .
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs    certain     transfer agency, dividend disbursing and
shareholder services for Initial Class shares of U.S. Treasury Portfolio and Money Market Portfolio (the Taxable Funds). Fidelity Service Co. (FSC) calculates the NAV and dividends for each Taxable Fund, and maintains the general accounting records for each Taxable Fund.
For the    three month period     ended October 31, 1996, fees paid by
Initial Class shares of    U.S. Treasury Portfolio and Money Market
Portfolio     to FIIOC amounted to    0.17    %    and 0.26%     of its
average net assets   , respectively    , and fees paid by each Taxable Fund
to FSC amounted to    0.01    % of its average net assets.
UMB has entered into a sub-arrangement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder services for the Initial Class shares of Daily Tax-Exempt Money Fund. UMB has also entered into a sub-arrangement with FSC. FSC calculates the NAV and dividends for Initial Class shares of Daily Tax-Exempt Money Fund, and maintains the fund's general accounting records. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by Initial Class or the fund, as appropriate, for such payments.
For the fiscal year ended October 31, 1996, fees paid by UMB    to
FIIOC     on behalf of Initial Class of Daily Tax-Exempt Money Fund
amounted to    0.18    % of average net assets, and fees paid by UMB to FSC
on behalf of the fund amounted to    0.02    % of its average net assets.
Initial Class shares of    the     fund   s     have adopted a DISTRIBUTION
AND SERVICE PLAN.    The P    lan   s     recognize that FMR    will make
payments out of     its resources, including management fees, to pay    or
reimburse FDC for payments made to third parties, such as banks or broker-dealers, for their services in connection with the distribution and servicing of Initial Class shares.
Pursuant to the Plans, the Board of Trustees has authorized FDC to compensate third parties who maintain an average monthly balance of $10 million or more in a single omnibus account at an annual rate of 0.40% of average net assets maintained, and to compensate all other third parties who maintain aggregate assets of $50,000 or more at an annual rate of 0.25% of average net assets maintained.
Third parties that were compensated at amounts exceeding 0.25% under the schedule in effect prior to January 1, 1997 that do not yet maintain omnibus accounts may be compensated at the prior compensation rates for up to one year from January 1, 1997.
For the fiscal    period     ended October 31, 1996, FMR paid FDC monthly
at an annual rate of    0.28    % of Initial Class's average net assets
throughout the month.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
   YOUR ACCOUNT


TYPES OF ACCOUNTS
If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are
listed    at right    .
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not
available for purchase in retirement accounts.    If you are investing
through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or Fidelity Client Services at 1-800-843-3001 or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
EACH CLASS'S SHARE PRICE, called NAV, is calculated every business day. The funds are managed to keep share prices stable at $1.00.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at the times indicated in the table below.
                               NAV Calculation Times
Fund                           (Eastern Time)

U.S. Treasury Portfolio       2:00 p.m. and 4:00 p.m.

Money Market Portfolio        2:00 p.m. and 4:00 p.m.

Daily Tax-Exempt Money Fund   12:00 noon and 4:00 p.m.

   It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Share certificates are not available for Initial Class.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account,
(small solid bullet) Open your account by exchanging from Class A    or
Class T     of a Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional    or call
Fidelity Client Services    .
BY MAIL. You or your investment professional must send a check payable to the fund in which you plan to invest. When making subsequent investments by check, please write your fund account number on the check. All investments by check should be sent to the above address.
BY WIRE. You must sign up for the wire feature before using it. For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through Fidelity, call Fidelity Client Services. There is no fee imposed by the funds for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
Fidelity Client Services:
Nationwide 1-800-843-3001
Shareholders of record as of the times indicated in the table below will be entitled to dividends declared that day.
                               Dividend Times
Fund                          (Eastern Time)

U.S. Treasury Portfolio        2:00 p.m.

Money Market Portfolio         2:00 p.m.

Daily Tax-Exempt Money Fund    12:00 noon

Shares purchased after the times indicated in the table above will begin to earn income dividends on the following business day.
Your wire must be received    and accepted     by the transfer agent at the
applicable fund's designated wire bank   .
You are advised to wire funds as early in the day as possible, and to provide advance notice to Fidelity Client Services for large purchases. MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000
For Fidelity retirement accounts $500
TO ADD TO AN ACCOUNT $250
For Fidelity retirement accounts $100
Through regular investment plans* $100
MINIMUM BALANCE $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is normally calculated at the times indicated in the table on page .
   It is the responsibility of your investment professional to transmit your order to redeem shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made
in writing, except for exchanges to Class A    or Class T     shares of a
Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, please leave at least $500 worth of shares in the account to keep it open.
BY TELEPHONE. Redemption requests may be made by calling Fidelity Client Services at 1-800-843-3001.
BY MAIL. Send a letter of instruction with signature guarantee(s) to the
address    on page .     The letter should specify the name of the fund,
the number of shares to be sold, name, account numbers, address, and should include the additional requirements listed below that apply to each particular account.

TYPE OF REGISTRATION                                 REQUIREMENTS

Individual, Joint Tenants,                           Letter of instruction signed by all person(s)
Sole Proprietorship, Custodial, (Uniform Gifts or    required to sign for the account exactly as it is
Transfers to Minors Act), General Partners           registered, accompanied by signature
                                                     guarantee(s).

Corporations, Associations                           Letter of instruction and a corporate resolution,
                                                     signed by person(s) required to sign for the
                                                     account accompanied by signature guarantee(s).

Trusts                                               A letter of instruction signed by the Trustee(s) with
                                                     signature guarantee(s). (If the Trustee's name is
                                                     not registered on the account, also provide a copy
                                                     of the trust document, certified within the last 60
                                                     days.)


If you do not fall into any of these registration categories (i.e., executors, administrators, conservators, or guardians) you should call your investment professional or Fidelity Client Services for further instructions.
BY WIRE. Redemptions may be made by calling Fidelity Client Services at 1-800-843-3001.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions.
You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on page .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to
your bank account of record. If your redemption request is received    and
accepted     by the transfer agent before the times indicated in the
"Dividend Times"     table on page , redemption proceeds will normally be
wired on that day. If your redemption request is received    and
accepted     by the transfer agent after the times indicated in the
"Dividend Times"     table on page , redemption proceeds will normally be
wired on the following business day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available Monday through Friday, 8:30 a.m. to 6:00 p.m. Eastern time.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a
fund. Call    your investment professional or     Fidelity Client Services
if you need additional copies of financial reports, prospectuses   ,     or
historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
One easy way to pursue your financial goals is to invest money regularly. The funds offer a convenient service that lets you transfer money between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND

MINIMUM   FREQUENCY             SETTING UP OR CHANGING
$100      Monthly, quarterly,   (small solid bullet) To establish, call your investment professional after
          semi-annually, or     both accounts are opened.
          annually              (small solid bullet) To change the amount or frequency of your investment, contact your investment professional
                                directly or, if you purchased your shares through a
                                broker-dealer or insurance representative, call
                                1-800-522-7297. If you purchased your shares
                                through a bank representative, call 1-800-843-3001.
                                (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of
                                $10,000. The account into which the exchange is
                                being processed must have a minimum of $1,000.
                                (small solid bullet) Both accounts must have the same registrations and taxpayer ID numbers.
                                (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Initial Class shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Initial Class offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a check    or wire     for your dividend
and capital gain distributions, if any.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. Dividends will be reinvested at each fund's Initial Class NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications.
TAXES ON DISTRIBUTIONS. Interest income that Daily Tax-Exempt Money Fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain distributions from each Taxable Fund are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains.
For shareholders of Daily Tax-Exempt Money Fund, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at market discount are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the    three month period     ended October 31, 1996,    18.96    % of
U.S. Treasury Portfolio's and    6.68    % of Money Market's income
distributions were derived from interest on U.S. Government securities, which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
A portion of Daily Tax-Exempt Money Fund's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of your fund's income from each state to help you calculate your taxes.
During the fiscal year ended October 31, 1996,    100    % of Daily
Tax-Exempt Money Fund's income dividends was free from federal income tax. There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day that both the Federal Reserve Bank of New York (New York Fed) (for the
Taxable    F    unds) or the Federal Reserve Bank of Kansas City (Kansas
City Fed) (for Daily Tax-Exempt Money Fund) and the New York Stock Exchange
(NYSE) are open. The following holiday closings have been scheduled for
199   7    : New Year's Day, Martin Luther King's Birthday, Washington's
Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the New York Fed, the Kansas City Fed, or the NYSE may modify its holiday schedule at any time. On any day that the New York Fed, the Kansas City Fed, or the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the New York Fed, the Kansas City Fed, or the NYSE is closed, each class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class of each fund is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) of Initial Class shares are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by
telephone, call the transfer agent for instructions.    Additional
documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH THE TRANSFER AGENT BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
Shareholders of record as of the times indicated in the    "Dividend
Times"     table on page  will be entitled to dividends declared that day.
Shares purchased after the times indicated in the    "Dividend Times"
table on page  begin to earn income dividends on the following business day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Shares redeemed before the times indicated in the
   "Dividend Times"     table on page  do not receive the dividend declared
on the day of redemption. Shares redeemed after the times indicated in the
   "Dividend Times"     table on page  do receive the dividend declared on
the day of redemption.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
When the NYSE or the New York Fed (for the Taxable Funds) or the Kansas City Fed (for Daily Tax-Exempt Money Fund) is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $500 due to redemption, the account may be closed and the proceeds may be mailed or wired to your address or bank account of record, as applicable. You will be given 30 days' notice that your account will be closed unless it is increased to the minimum.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.
If you have purchased Initial Class shares of a fund in connection with the Fidelity Advisor funds program, your Initial Class shares may be exchanged
only for Class A    or Class T     shares   , as applicable,     of
Fidelity Advisor funds or Initial Class shares of any other fund offered through this prospectus. Other shareholders may not exchange Initial Class
shares of a fund for Class A    or Class T     shares of Fidelity Advisor
funds.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at 1-800-843-3001 between 8:30 a.m. and the times indicated in the table on page .
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Initial Class shares will be
redeemed at the next    determined     NAV after your order is received and
accepted. Shares of the fund to be acquired will be purchased at its next NAV calculated after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be
   available     for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you have already paid in connection with the shares you are exchanging.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Currently, there is no limit on the number of exchanges out of a fund, nor are there any administrative or redemption fees applicable to exchanges out of a fund.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds. This Prospectus and the related SAI do not constitute an offer by the funds to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
 DAILY MONEY FUNDS
 U.S. TREASURY PORTFOLIO - INITIAL CLASS
 MONEY MARKET PORTFOLIO - INITIAL CLASS
 DAILY TAX-EXEMPT MONEY FUND - INITIAL CLASS
 CROSS REFERENCE SHEET
Form N-1A Item Number
Part B     Statement of Additional Information
10 a,b  Cover Page
11   Table of Contents
12   *
13 a,b,c  Investment Policies and Limitations
 d  *
14 a,b,c  Trustees and Officers
15 a  *
 b  Description of the Trust
 c  Trustees and Officers
16 a(i)  FMR
 a(ii)  Trustees and Officers
 a(iii),b  Management Contracts
 c  *
 d  Management Contracts
 e  *
 f  Distribution and Service Plans
 g  *
 h  Description of the Trust
 i  Contracts with FMR Affiliates
17 a  Portfolio Transactions
 b  *
 c  Portfolio Transactions
 d,e  *
18 a  Description of the Trust
 b  *
19 a  Additional Purchase, Exchange, and
Redemption Information
 b  Valuation
 c  *
20   Distributions and Taxes
21 a(i,ii)  Contracts with FMR Affiliates;
Distribution and Service Plans
 a(iii),b,c  *
22   Performance
23   Financial Statements for the fiscal
period ended July 31, 1996 are
incorporated herein by reference.
_______________
*Not Applicable
DAILY MONEY FUNDS: INITIAL CLASS
U.S. TREASURY PORTFOLIO, MONEY MARKET PORTFOLIO, AND DAILY TAX-EXEMPT MONEY
FUND
U.S. Treasury Portfolio and Money Market Portfolio are series of Daily Money Fund and Daily Tax-Exempt Money Fund is a series of Daily Tax-Exempt Money Fund.

STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 20, 1996
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus for Initial Class shares (dated December 20, 1996). Please retain this document for future reference. The funds' financial statements and financial highlights, included in the Annual Report, for the fiscal year ended October 31, 1996, are incorporated herein by reference. To obtain an
additional copy of the Prospectus    and     the Annual Report, please call
Fidelity Client Services at 1-800-843-3001.
TABLE OF CONTENTS   PAGE

Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Distribution and Service Plans

Description of the Trusts

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
SUB-ADVISER
FMR Texas Inc. (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT FOR U.S. TREASURY PORTFOLIO AND MONEY MARKET PORTFOLIO (THE TAXABLE FUNDS)
Fidelity Investments Institutional Operations Company (FIIOC)
TRANSFER AGENT FOR DAILY TAX-EXEMPT MONEY FUND
UMB Bank, n.a. (UMB)
DMFI-ptb-1296
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as
defined in the Investment Company Act of 1940 (   the     1940 Act)) of the
fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF U.S. TREASURY PORTFOLIO
THE FOLLOWING ARE U.S. TREASURY PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if as a result (a) more than 5% of its total assets would be invested in the securities of such issuer; provided, however, that with respect to 25% of its total assets 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(9) write or purchase any put or call options.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii)    Subject to revision upon 60 days' notice to shareholders, the fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vi) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an
exemptive order granted by the    Securities and Exchange Commission
(    SEC   )    .
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (viii), pass-through entities and other special purposes vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
INVESTMENT LIMITATIONS OF MONEY MARKET PORTFOLIO
THE FOLLOWING ARE MONEY MARKET PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if as a result (a) more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets 10% of its assets may be invested in the securities of an issuer; or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(9) write or purchase any put or call options; or
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii)    Subject to revision upon 60 days notice to shareholders, t    he
fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments pr political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (ix), pass-through entities and other special purposes vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
INVESTMENT LIMITATIONS OF DAILY TAX-EXEMPT MONEY FUND
THE FOLLOWING ARE DAILY TAX-EXEMPT MONEY FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed the 33 1/3% of the fund's assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite any issue of securities; except to the extent that the purchase of municipal bonds in accordance with the fund's investment objective, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed underwriting;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;
(9) purchase or sell commodities or commodity (futures) contracts;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(11) invest in oil, gas or other mineral exploration or development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (1), certain securities subject to credit guarantees or puts from third parties are not considered securities of their issuer in accordance with industry standard requirements for money market funds. For purposes of limitations (1) and (7), FMR identifies the issuer of a security depending on its terms and conditions. In the case of identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a government or other entity is guaranteeing the security.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iii) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(iv) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments pr political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (vii), pass-through entities and other special purposes vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the funds' policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
   SHAREHOLDER NOTICE. U.S. Treasury Portfolio invests only in U.S. Treasury securities and repurchase agreements for those securities. This operating policy may be changed only upon 90 days notice to shareholders. Each of U.S. Treasury Portfolio and Money Market Portfolio do not intend to purchase futures contracts or options on futures contracts. This operating policy may be changed only upon approval by the Board of Trustees and 60 days.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES include pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit support.
DELAYED-DELIVERY TRANSACTIONS. Each fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
Each fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DOMESTIC AND FOREIGN ISSUERS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. A fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, Daily Tax-Exempt Money Fund does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, the fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should Daily Tax-Exempt Money Fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of Daily Tax-Exempt Money Fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, FMR may determine some restricted securities, municipal lease obligations, and time deposits to be illiquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. U.S. Treasury Portfolio and Daily Tax-Exempt Money Fund currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the fund to maintain a stable net asset value per share.
MUNICIPAL SECTORS:
ELECTRIC UTILITIES INDUSTRY. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital,
(c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE INDUSTRY. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds. TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the funds may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2). Split-rated securities may be determined to be either first or second tier based on applicable regulations.
   The Taxable funds     may not invest more than 5% of its total assets in
second tier securities. In addition, the    Taxable     funds may not
invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
Each fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, a fund may look to an interest rate reset or demand feature. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is a fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, each fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Short sales could be used to protect the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a
security supported by a letter of credit guarantee,    put or demand
feature,     insurance or other source of credit or liquidity. In
evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury security by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and principal payment, which the dealer then sells. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS) and Treasury Investment Growth Receipts (TIGRS), and generic receipts, such as Treasury Receipts (TRs), are privately stripped U.S. Treasury securities. Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by a fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the funds are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI), a subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated,
qualified brokerage firms for similar services.    From September 1992
through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of
FIL.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For    the     fiscal years ended October 31, 1996, 1995, and 1994, Daily
Tax-Exempt Money Fund paid no brokerage commissions. For    the     fiscal
   period     ended October 31, 1996,    and the fiscal years ended July
31, 1996, 1995, and 1994,     U.S. Treasury Portfolio and Money Market
Portfolio paid no brokerage commissions.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company (FSC)    normally determines a class's     net
asset value per share (NAV) at 2:00 p.m. and 4:00 p.m. Eastern time    for
U.S. Treasury Portfolio and Money Market Portfolio    , and at 12:00 noon
and 4:00 p.m. Eastern time    for Daily Tax-Exempt Money Fund    . The
valuation of portfolio securities is determined as of these times for the
purpose of computing each    class's     NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
During periods of declining interest rates, a    class's     yield based on
amortized cost valuation may be higher than would result if the    class
    fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing each fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. Each fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize each
   class    's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
   PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute a class's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the funds may quote yields in advertising based on any historical seven-day period. Yields for Initial Class of the funds are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by
the result of one minus a stated federal    income     tax rate. If only a
portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following table shows the effect of a shareholder's tax status on
effective yield under federal income tax laws for 199   7    . It shows the
approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical
tax-exempt obligations yielding from    2    % to    7    %. Of course, no
assurance can be given that a class will achieve any specific tax-exempt yield. While Daily Tax-Exempt Money Fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the funds may be taxable.
   EXPECTED+ 1997 TAX RATES AND TAX-EQUIVALENT YIELDS

                                          Federal    If individual tax-exempt yield is:

Taxable Income*                           Marginal   2%        3%        4%        5%        6%        7%

Single Return        Joint Return         Rate**     Then taxable-equivalent yield is:
$ 0 - $ 24,650       $ 0- $ 41,200        15.0%      2.35%     3.53%     4.71%     5.88%     7.06%     8.24%

$ 24,651-$ 59,750    $ 41,201-$ 99,600    28.0%      2.78%     4.17%     5.56%     6.94%     8.33%     9.72%

$ 59,750-$ 124,650   $ 99,601-$ 151,750   31.0%      2.90%     4.35%     5.80%     7.25%     8.70%     10.14%

$ 124,651-$ 271,050  $ 151,750-$ 271,050  36.0%      3.13%     4.69%     6.25%     7.81%     9.38%     10.94%

$ 271,050+           $ 271,050+           39.6%      3.31%     4.97%     6.62%     8.28%     9.93%     11.59%



   + The 1997 tax rates are not expected to be materially different from the expected 1997 tax rates as shown above.
* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Daily Tax-Exempt Money Fund may invest a portion of its assets in obligations that are subject to federal income tax. When a fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
   In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL FUND RESULTS. The following table shows 7-day yields and total returns for Initial Class of each fund and tax-equivalent yield for Initial Class of Daily Tax-Exempt Money Fund for the period ended October 31, 1996.
The tax-equivalent yield is based on a    36    % federal income tax rate.
Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.

               Average Annual Total Returns                                          Cumulative Total Returns


               Seven-Day     Tax-          One           Five        Ten             One             Five              Ten
               Yield         Equivalent    Year          Years       Years           Year            Years             Years
                             Yield



U.S. Treasury     4.72    %  N/A            4.92%         3.97%         5.54    %       4.92    %       21.50    %     71.50    %
Portfolio - Initial
Class

Money Market      4.83    %  N/A            5.01%         4.04%         5.66    %       5.01    %       21.87    %     73.47    %
Portfolio - Initial
Class

Daily
 Tax-Exempt       3.02    %     4.72%   3.02%             2.73%         3.76    %       3.02    %       14.39    %     44.64    %
Money Fund -
Initial Class


Note: If FMR had not reimbursed certain fund expenses during these periods, the funds' total returns would have been lower and yields would have been:

                                                 7-day Yield         Tax-Equivalent Yield

U.S. Treasury Portfolio - Initial Class          4.68%               N/A

Money Market Portfolio - Initial Class           4.70%               N/A

Daily Tax-Exempt Money Fund - Initial Class      2.92%               4.56%


The following tables show the income and capital elements of each fund's Initial Class cumulative total return. The table compares each fund's Initial Class return to the record of the Standard & Poor's 500 Index (S&P
500), the Dow Jones Industrial Average (DJIA), and the cost of living as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's Initial Class total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each funds' Initial Class returns, do not include the effect of brokerage commissions or other costs of investing.
   The following tables show the growth in value of a hypothetical $10,000 investment in Initial Class of each fund during the 10-year period ended October 31, 1996, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures below.
U.S. TREASURY PORTFOLIO - INITIAL CLASS
HISTORICAL FUND RESULTS
During the    10-    year period ended October 31, 1996, a hypothetical
$10,000 investment in    Initial Class of     U.S. Treasury Portfolio would
have grown to $   17,150.

Period   Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
Ended    Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1996     $    10,000       $    7,150       $    0          $    17,150       $    39,291       $    43,713       $ 14,352

1995     $    10,000       $ 6,345          $    0          $ 16,345          $ 31,662          $ 33,740          $ 13,935

1994     $    10,000       $ 5,517          $    0          $ 15,517          $ 25,041          $ 27,043          $ 13,554

1993     $    10,000       $ 5,028          $    0          $ 15,028          $ 24,109          $ 24,786          $ 13,209

1992     $    10,000       $ 4,633          $    0          $ 14,633          $ 20,974          $ 21,104          $ 12,856

1991     $    10,000       $ 4,116          $    0          $ 14,116          $ 19,071          $ 19,495          $ 12,457

1990     $    10,000       $ 3,311          $    0          $ 13,311          $ 14,284          $ 14,987          $ 12,103

1989     $    10,000       $ 2,325          $    0          $ 12,325          $ 15,441          $ 15,617          $ 11,387

1988     $    10,000       $ 1,315          $    0          $ 11,315          $ 12,216          $ 12,225          $ 10,898

1987     $    10,000       $ 597            $    0          $ 10,597          $ 10,641          $ 10,943          $ 10,453


Explanatory Notes: With an initial investment of $10,000    in Initial
Class of U.S. Treasury Portfolio     on October 31, 1987, the net amount
invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested
dividends    and capital gain distributions     for the period covered
(their cash value at the time they were reinvested) amounted to
$   17,150.     If distributions had not been reinvested, the amount of
distributions earned from the    class     fund over time would have been
smaller, and cash payments for the period would have amounted to
$   5,408    . The    class     did not distribute any capital gains during
the period.
MONEY MARKET PORTFOLIO - INITIAL CLASS
HISTORICAL FUND RESULTS
During the ten year period ended October 31, 1996, a hypothetical $10,000
investment in Initial Class    of Money Market     would have grown to
$   17,347.

Period   Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
Ended    Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1996     $    10,000       $    7,347       $    0          $    17,347       $    39,291       $    43,713       $ 14,352

1995     $    10,000       $ 6,519          $    0          $ 16,519          $ 31,662          $ 33,740          $ 13,935

1994     $    10,000       $ 5,666          $    0          $ 15,666          $ 25,041          $ 27,043          $ 13,554

1993     $    10,000       $ 5,151          $    0          $ 15,151          $ 24,109          $ 24,786          $ 13,209

1992     $    10,000       $ 4,747          $    0          $ 14,747          $ 20,974          $ 21,104          $ 12,856

1991     $    10,000       $ 4,233          $    0          $ 14,233          $ 19,071          $ 19,495          $ 12,457

1990     $    10,000       $ 3,393          $    0          $ 13,393          $ 14,284          $ 14,987          $ 12,103

1989     $    10,000       $ 2,389          $    0          $ 12,389          $ 15,441          $ 15,617          $ 11,387

1988     $    10,000       $ 1,361          $    0          $ 11,361          $ 12,216          $ 12,225          $ 10,898

1987     $    10,000       $ 611            $    0          $ 10,611          $ 10,641          $ 10,943          $ 10,453


Explanatory Notes: With an initial investment of $10,000    in Initial
Class of Money Market Portfolio     on October 31, 1987, the net amount
invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested
dividends    and capital gain distribution     for the period covered
(their cash value at the time they were reinvested), amounted to
$   17,347    . If distributions had not been reinvested, the amount of
distributions earned from the    class     fund over time would have been
smaller, and cash payments for the period would have amounted to $   5,522
for dividends    . The fund did not distribute any capital gains during the period.
DAILY TAX-EXEMPT MONEY FUND - INITIAL CLASS
HISTORICAL FUND RESULTS
During the    10-    year period ended October 31, 1996, a hypothetical
$10,000 investment in    Initial Class of Daily Tax-Exempt Money Fund would
have grown to 14,464.

Period   Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
Ended    Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1996     $    10,000       $    4,464       $    0          $    14,464       $    39,291       $    43,713       $ 14,352

1995     $    10,000       $ 4,039          $    0          $ 14,039          $ 10,641          $ 33,740          $ 13,935

1994     $    10,000       $ 3,583          $    0          $ 13,583          $ 31,662          $ 27,043          $ 13,554

1993     $    10,000       $ 3,289          $    0          $ 13,289          $ 25,041          $ 24,786          $ 13,209

1992     $    10,000       $ 3,015          $    0          $ 13,015          $ 24,109          $ 21,104          $ 12,856

1991     $    10,000       $ 2,644          $    0          $ 12,644          $ 20,974          $ 19,495          $ 12,457

1990     $    10,000       $ 2,104          $    0          $ 12,104          $ 19,071          $ 14,987          $ 12,103

1989     $    10,000       $ 1,486          $    0          $ 11,486          $ 14,284          $ 15,617          $ 11,387

1988     $    10,000       $ 865            $    0          $ 10,865          $ 15,441          $ 12,225          $ 10,898

1987     $    10,000       $ 393            $    0          $ 10,393          $ 12,216          $ 10,943          $ 10,453


Explanatory Notes: With an initial investment of $10,000    in Initial
Class of Daily Tax- Exempt Money Fund     on October 31, 1987, the net
amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at the time they were
reinvested) amounted to $   14,464    . If distributions had not been
reinvested, the amount of distributions earned from the    class     over
time would have been smaller, and cash payments for the period would have
amounted to $   3,697 for dividends    . The fund did not distribute any
capital gains during the period.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
   A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC MONEY FUND REPORT AVERAGES(trademark)/All-Taxable, which is reported in IBC's MONEY FUND REPORT(registered trademark), covers over 814 taxable money market funds; IBC MONEY FUND REPORT AVERAGES(trademark)/Government, which is reported in IBC's MONEY FUND REPORT(registered trademark), covers over 228 government money market funds; and IBC MONEY FUND REPORT AVERAGES(trademark)/All Tax-Free, which is reported in IBC's MONEY FUND REPORT(registered trademark), covers over 410 tax-free money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
As of October 31, 1996, FMR advised over $   28     billion in tax-free
fund assets, $   93     billion in money market fund assets, $   289
billion in equity fund assets, $   59     billion in international fund
assets, and $   24     billion in Spartan fund assets. The funds may
reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3    (the Rule)     under the 1940 Act, each fund is
required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange, or (ii) a fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or a fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. A portion of each fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation.
To the extent that each fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.
Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Daily Tax-Exempt Money Fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Daily Tax-Exempt Money Fund's policy of investing so that at least 80% of its income distribution is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule. A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for the purposes of Daily Tax-Exempt Money Fund's policy of investing so that at least 80% of its income distribution is free from federal income tax. Daily Tax-Exempt Money Fund may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
It is the current position of the staff of the SEC that a fund that uses the term "tax-exempt" in its name may not derive more than 20% of its income from municipal obligations that pay interest that is a preference item for purposes of the AMT. According to this position, at least 80% of Daily Tax-Exempt Money Fund's income would have to be exempt from the AMT as well as from federal income taxes.
Corporate investors should note that a tax preference item for the purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized short-term capital gains once a year or more often as necessary, to maintain its net asset value at $1.00 per share. U.S. Treasury Portfolio and Money Market Portfolio do not anticipate earning long-term capital gains on securities held by each fund. Daily Tax-Exempt Money Fund does not anticipate distributing long-term capital gains.
As of the fiscal period ended October 31, 1996, U.S. Treasury Portfolio had
capital loss carryforwards aggregating approximately $   421,000    . The
loss carryforward for U.S. Treasury Portfolio, will expire on October 31,
   2001    , is available to offset future capital gains.
As of the fiscal    period     ended October 31, 1996, Money Market
Portfolio had capital loss carryforwards aggregating approximately
$   764,000    . The loss carryforward for Money Market Portfolio, of which
$   7,000, $125,000, $584,000, and $48,000     will expire on October 31,
   2000, 2001, 2002, and 2003, respectively    , is available to offset
future capital gains.
As of the fiscal    period     ended October 31, 1996, Daily Tax-Exempt
Money Fund had capital loss carryforwards aggregating approximately
$   98,000    . The loss carryforward for Daily Tax-Exempt Money Fund,
of which $24,000 and $74,000     will expire on October 31,    2000 and
2004, respectively    , is available to offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which a fund invests is exempt from state and local income taxes, the portion of your dividends from the fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis.
Each fund is treated as a separate entity from the other funds of its respective Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees   , Members of the Advisory Board,     and executive officers
of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to each trust prior to the conversion from series of Massachusetts business trusts served in
identical capacities. All persons named as Trustees    and Members of the
Advisory Board     also serve in similar capacities for other funds advised
by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business
address of all the other Trustees    and Members of the Advisory Board
is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (64), Trustee (1991), is a management consultant (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (72), Trustee and Chairman of the non-interested Trustees, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (68), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (63), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (53), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
GERALD C. McDONOUGH (67), Trustee and Vice-Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996. EDWARD H. MALONE (71), Trustee. Prior to his retirement in 1985, Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of the Naples Philharmonic Center for the Arts and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (63), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
   WILLIAM O. McCOY (63), Member of the Advisory Board (1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate,
1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager Business School (University of North Carolina at Chapel Hill).
SARAH H. ZENOBLE (47), Vice President, is Vice President of Fidelity's
money market    funds     (1996) and Vice President of FMR Texas Inc.
LELAND C. BARRON (37), Vice President of U.S. Treasury Portfolio (1991), is Vice President of other funds advised by FMR and an employee of FMR Texas Inc.
ROBERT K. DUBY (50), Vice President of Money Market Portfolio (1996), is Vice President of other funds advised by FMR and an employee of FMR Texas Inc.
SCOTT A. ORR (34), Vice President of Daily Tax-Exempt Money Fund (1995), is Vice President of other funds advised by FMR and an employee of FMR Texas Inc.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
THOMAS D. MAHER (51), Assistant Vice President, is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (38), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's money market funds and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of
each current Trustee    or Member of the Advisory Board     of each fund
for his or her services as trustee for the fiscal    period     ended
October 31, 1996.
COMPENSATION TABLE
      Aggregate Compensation


            J. Gary    Ralph  Phyllis Richard Edward C. E.      Donald  Peter       Gerald C. Edward Marvin  Thomas    William
            Burkhead** F. Cox Burke   J.      Johnson   Bradley J. Kirk        S.   McDonough H.     L. Mann R.          O.
                              Davis   Flynn   3d**      Jones           Lynch**               Malone         Williams    MCCoy

U.S.
 Treasury   $   0      $688   $672   $882     $   0     $681    $687    $0          $678      $672   $672   $687      $315
Portfolio

Money Market   0       857    834    1,098        0     844     853      0          842       856     839   852       400
Portfolio

Daily          0       182    176    231           0    179     180      0          178       178     178   180       78
Tax-Exempt
Money Fund



Trustees                   Pension or           Estimated Annual    Total
                           Retirement           Benefits Upon       Compensation
                           Benefits Accrued     Retirement from     from the Fund
                           as Part of Fund      the Fund Complex*   Complex*
                           Expenses from the
                           Fund Complex*

J. Gary Burkhead**         $ 0                  $ 0                 $ 0

Ralph F. Cox                5,200                52,000              128,000

Phyllis Burke Davis         5,200                52,000              125,000

Richard J. Flynn            0                    52,000              160,500

Edward C. Johnson 3d**      0                    0                   0

E. Bradley Jones            5,200                49,400              128,000

Donald J. Kirk              5,200                52,000              129,500

Peter S. Lynch**            0                    0                   0

Gerald C. McDonough         5,200                52,000              128,000

Edward H. Malone            5,200                44,200              128,000

Marvin L. Mann              5,200                52,000              128,000

Thomas R. Williams          5,200                52,000              125,000

   Williams O. McCoy          N/A                  N/A                  0


* Information is as of December 31, 1995 for 219 funds in the complex.
** Interested trustees of the fund are compensated by FMR.
*** For the fiscal    period     ended October 31, 1996, the non-interested
trustees' aggregate compensation from    Money M    a   rket    Portfolio
to Edward H. Malone     include   d     accrued deferred compensation    of
$782.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.
 Under a retirement program adopted in July 1988 and modified in November 1995, each non-interested Trustee may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee becomes eligible to participate in the program at the end of the calender year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of November 29, 1996, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.
As of November 29, 1996, the following owned of record or beneficially 5% or more of outstanding shares of the funds: Advantage Capital Corp., Houston, TX - 31.54% of Class B shares of U.S. Treasury Portfolio; First Trust, St. Paul, MN - 25.73% of Initial Class shares of U.S. Treasury Portfolio; Texas Commerce Bank, N.A., Houston, TX - 22.56% of Initial Class shares of Daily Tax-Exempt Money Fund and 17.67% of Initial Class shares of U.S. Treasury Portfolio; Ifg Network Securities, Atlanta, GA - 6.95% of Initial Class shares of U.S. Treasury Portfolio; and Los Equity Sales Corp., Ft. Wayne, IN - 5.69% of Initial Class shares of Daily Tax-Exempt Money Fund.
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund, all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR for
performing services relating to research, statistical   ,     and
investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to UMB, FIIOC, and FSC, each fund or class thereof, as applicable, pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, the trusts, on behalf of each fund, have entered into revised transfer agent agreements with FIIOC and UMB, as applicable, pursuant to which FIIOC or UMB bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is each fund's manager pursuant to management contracts dated September 30, 1993 for U.S. Treasury Portfolio and Money Market Portfolio; and December 30, 1991 for Daily Tax-Exempt Money Fund. The management contracts were approved by shareholders of U.S. Treasury Portfolio and Money Market Portfolio on March 24, 1993 and shareholders of Daily Tax-Exempt Money Fund on October 23, 1991.
For the services of FMR under each contract, each fund pays FMR a monthly management fee at the annual rate of 0.50% of average net assets throughout
the month. Fees received by FMR for the last three fiscal    years     are
shown in the table below.
Fund   Fiscal Year Ended   Management Fees Paid to FMR

U.S. Treasury Portfolio    10/31/96*    $    2,327,773

                           7/31/96          10,004,781

                           7/31/95          9,784,211

                           7/31/94          13,343,263

Money Market Portfolio     10/31/96*        3,212,443

                           7/31/96          12,172,452

                           7/31/95          9,232,796

                           7/31/94          7,553,008

Tax-Exempt                 10/31/96         2,607,230

                           10/31/95         2,432,962

                           10/31/94         2,592,124

*    For the period August 1, 1996 through October 31, 1996.     The fiscal
year   -    end of U.S. Treasury Portfolio and Money Market Portfolio
changed from July 31 to October 31 in October 1996.
FMR may, from time to time, voluntarily reimburse all or a portion of Initial Class's operating expenses (exclusive of interest, taxes, brokerage
commissions,    and     extraordinary expenses. FMR retains the ability to
be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each class's total returns and yield and repayment of the reimbursement by each class will lower its total returns and yield.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary
expenses, as well as a portion of its    distribution plan expenses and
custodian fees attributable to investment in foreign securities. SUB-ADVISER. FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to each fund.
Under the sub-advisory agreements, dated September 30, 1993 for U.S. Treasury Portfolio and Money Market Portfolio and approved by shareholders on March 24, 1993 and dated December 30, 1991 for Daily Tax-Exempt Money Fund and approved by shareholders on October 23, 1991, FMR pays FMR Texas fees equal to 50% of the management fees payable to FMR under its
management contract with each fund   , after payments by FMR pursuant to
each fund's 12b-1 plan, if any.     The fees paid to FMR Texas are not
reduced by any voluntary or mandatory expense reimbursements that may be in
effect from time to time. The    following     table shows fees FMR
paid     to FMR Texas on behalf of each fund   :
Fund   Fiscal Year Ended   Fees Paid to FMR Texas by FMR

U.S. Treasury Portfolio    10/31/96*    $    521,771

                           7/31/96          2,098,350

                           7/31/95          1,886,692

                           7/31/94          2,367,209

Money Market Portfolio     10/31/96*        900,563

                           7/31/96          3,398,817

                           7/31/95          2,556,301

                           7/31/94          1,884,963

Tax-Exempt                 10/31/96         627,565

                           10/31/95         582,239

                           10/31/94         594,149

*    For the period August 1, 1996 through October 31, 1996.     The fiscal
year   -    end of U.S. Treasury Portfolio and Money Market Portfolio
changed from July 31 to October 31 in October 1996.
CONTRACTS WITH FMR AFFILIATES
FIIOC, an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for Initial Class shares of U.S. Treasury Portfolio and Money Market Portfolio.
Under this arrangement and effective through December 31, 1996, FIIOC receives an annual account fee and an asset based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC receives an annual account fee and an asset based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate change. Effective January 1, 1997 FIIOC receives an annual asset-based fee. This fee is subject to increase based on postal rate changes.
UMB is the transfer agent for Initial Class shares of Daily Tax-Exempt Money Fund. UMB has entered into a sub-contract with FIIOC under the terms of which FIIOC performs the processing activities associated with providing transfer agent and shareholder servicing functions for INitial Class shares of Daily Tax-Exempt Money Fund.
For accounts that FIIOC maintains on behalf of UMB, FIIOC receives all such fees.
FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with transfer agent services. FSC, an affiliate of FMR, performs the calculations necessary to determine NAV and dividends for Initial Class shares of U.S. Treasury Portfolio and Money Market Portfolio and maintains accounting records for U.S. Treasury Portfolio and Money Market Portfolio. UMB has a sub-contract with FSC, under the terms of which FSC performs the calculations necessary to determine NAV and dividends for Initial Class shares of Daily Tax-Exempt Money Fund and maintains the accounting records for Daily Tax-Exempt Money Fund. The annual fee rates for pricing and bookkeeping services are based on on each fund's average net assets, specifically, .0175% of the first $500 million of average net assets and .0075% of average net assets in excess of $500 million. The fee is limited to a minimum of $40,000 and a maximum of $800,000 per year.
Transfer agent fees and pricing and bookkeeping fees for Daily Tax-Exempt Money Fund are paid to FIIOC and FSC, respectively, by UMB which is entitled to reimbursement from Initial Class or the fund, as applicable, for these expenses.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid to FSC for the past three fiscal years were as follows:
Fund   Fiscal Year Ended   Fees Paid to FSC

U.S. Treasury Portfolio    10/31/96*    $    47,493

                           7/31/96          200,897

                           7/31/95          196,883

                           7/31/94          250,737

Money Market Portfolio     10/31/96*        60,667

                           7/31/96          233,579

                           7/31/95          188,697

                           7/31/94          163,480

Tax-Exempt                 10/31/96         107,140

                           10/31/95         102,002

                           10/31/94         102,238

*    For the period August 1, 1996 through October 31, 1996.     The fiscal
year   -    end of U.S. Treasury Portfolio and Money Market Portfolio
changed from July 31 to October 31 in October 1996.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for Initial Class shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved a Distribution and Service Plan on behalf of Initial Class of the funds (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Initial Class of the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits, or its other resources to pay expenses associated with the sale of Initial Class shares. This may include reimbursing FDC for payments made to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of Initial Class shares. The Trustees have authorized such payments.
Under the Initial Class Plans, payments made by FMR to FDC during the three month period ended October 31, 1996 were $1,284,231 for U.S. Treasury Portfolio and $1,411,317 for Money Market Portfolio, for the fiscal year ended July 31, 1996 were $5,808,081 for U.S. Treasury Portfolio and $5,374,819 for Money Market Portfolio, and for the fiscal year ended October 31, 1996 were $1,352,100 for Daily Tax-Exempt Money Fund.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit Initial Class of the applicable fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by Initial Class of each fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of Class I of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Plans were approved by Initial Class shareholders of U.S. Treasury Portfolio and Money Market Portfolio on March 24, 1993, and by Initial Class shareholders of Daily Tax-Exempt Money Fund on October 19, 1991. Each Plan was approved by shareholders, in connection with a reorganization transaction on September 29, 1993 for U.S. Treasury Portfolio and Money Market Portfolio and December 20, 1991 for Daily Tax-Exempt Money Fund, pursuant to an Agreement and Plan of Conversion.
Each Plan allows FDC to make payments to certain third parties with whom FDC has entered into written Service Contracts and who assist or have assisted in selling Initial Class shares of the fund or who provide shareholder support services (investment professionals), for assistance in selling Initial Class shares of the fund or for providing shareholder support services. Each Plan authorizes FMR to make payments from its management fee, its past profits or any other source available to it, to reimburse FDC for these payments to investment professionals, provided that such payments cannot exceed the amount of the management fee. The maximum amount payable to investment professionals under each Plan, as determined by the Board of Trustees, is currently at the annual rate of up to 0.40% of the average net asset value of the applicable class for shareholder support or distribution services.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION. U.S. Treasury Portfolio and Money Market Portfolio are funds of Daily Money Fund, an open-end management investment company originally organized as a Massachusetts business trust on June 7, 1982, pursuant to a Declaration of Trust that was amended and restated on September 1, 1989. On September 29, 1993, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on March 24, 1993. The Delaware trust, which was organized on June 20, 1991 under the name Daily Money Fund II, succeeded to the name Daily Money Fund on July 14, 1995. Currently, there are six funds of the trust: Treasury Only, U.S. Treasury Portfolio, Money Market Portfolio, Capital Reserves:
U.S. Government Portfolio, Capital Reserves: Money Market Portfolio, and Capital Reserves: Municipal Money Market Portfolio. The Trust Instrument permits the Trustees to create additional funds.
Daily Tax-Exempt Money Fund is a fund of Daily Tax-Exempt Money Fund, an open-end management investment company originally organized as a Massachusetts business trust on July 16, 1982, pursuant to a Declaration of Trust that was amended and restated on November 1, 1989. On December 30, 1991, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on October 23, 1991. The Delaware trust, which was organized on June 20, 1991 under the name Daily Tax-Exempt Money Fund II, succeeded to the name Daily Tax-Exempt Money Fund on December 30, 1991. Currently, Daily Tax-Exempt Money Fund is the only fund of the trust. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trusts received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trusts are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trusts, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of a trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instruments contain an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trusts and require that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instruments provide for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instruments also provide that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instruments further provide that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The Initial Class shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, fund, or class may, as set forth in each of the Trust Instruments, call meetings of the trust, fund, or class, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
Any trust or fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or fund; however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by
merger, consolidation, or incorporation. If not so terminated    or
reorganized    , the trust and its funds will continue indefinitely.
Under the Trust Instruments, the Trustees may, without shareholder vote, cause a trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust's registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the Taxable funds. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of Daily Tax-Exempt Money Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. A custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to its custodian. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of the Taxable funds in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITORS.    Coopers & Lybrand L.L.P.     serves as the Taxable funds'
independent accountant.    Price Waterhouse LLP     serves as Daily
Tax-Exempt Money Fund's independent accountant. The auditors examine financial statements for the funds and provide other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal year ended October 31, 1996 are included in the fund's Annual Report, which is a separate report supplied with this Statement of Additional Information. Each fund's financial statements and financial highlights are incorporated herein by reference.
APPENDIX
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS:
Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
Leading market positions in well established industries.
High rates of return on funds employed.
Conservative capitalization structures with moderate reliance on debt and ample asset protection.
Broad margins in earning coverage of fixed financial charges and with high internal cash generation.
Well established access to a range of financial markets and assured sources of alternate liquidity.
Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS:
A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.
A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.
A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
DAILY MONEY FUND:
U.S. TREASURY PORTFOLIO: CLASS B
CROSS REFERENCE SHEET
Form N-1A Item Number
Part A Prospectus Caption
1   Cover Page
2   Expenses
3 a  Financial Highlights
 b  *
 c  Performance
 d  Performance
4 a(i)  Charter
 a(ii)  Investment Principles and Risks; Securities and
Investment Practices
 b  Securities and Investment Practices
 c  Who May Want to Invest; Investment Principles
and Risks; Securities and Investment Practices
5 a  Charter
 b(i)  Cover Page; Charter; FMR and Its Affiliates
 b(ii)  FMR and Its Affiliates; Charter; Breakdown of
Expenses
 b(iii)  Expenses; Breakdown of Expenses
 c,d,  Cover Page; Charter; Breakdown of Expenses;
FMR and Its Affiliates
 e  FMR and Its Affiliates; Other Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates
5A
         *
6 a(i)  Charter
 a(ii)  How to Buy Shares; How to Sell Shares; Investor
Services; Transaction Details; Exchange Restrictions
 a(iii)  *
 b  FMR and Its Affiliates
 c  Exchange Restrictions
 d  Cover Page; Charter
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g  Dividends, Capital Gains, and Taxes
7 a  Charter; Cover page
 b  How to Buy Shares; Transaction Details
 c  How to Buy Shares; Transaction Details
 d  How to Buy Shares
 e,  Transaction Details
 f,  Expenses; Breakdown of Expenses
8   How to Sell Shares; Investor Services; Transaction Details; Exchange
Restrictions
9   *
* Not Applicable

DAILY MONEY FUND
U.S. TREASURY PORTFOLIO - CLASS B
   (fund number 658)
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated December 20, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http:/www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document,
contac   t     Fidelity Client Services at 1-800-843-3001, or your
investment professional.
INVESTMENTS IN THE FUND    ARE     NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
DMFB-pro-   1296
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PROSPECTUS
DATED DECEMBER 20, 1996
AND
ANNUAL REPORT
FOR THE PERIOD ENDING
OCTOBER 31, 1996(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


PROSPECTUS

KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Class B's sales charge (load) and its
                                         yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of the fund's
                                         financial data.

                                         PERFORMANCE

THE FUND IN DETAIL                       CHARTER How the fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS The fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             TYPES OF ACCOUNTS Different ways to set up your
                                         account, including tax-sheltered retirement plans.

                                         HOW TO BUY SHARES Opening an account and making additional investments.

                                         HOW TO SELL SHARES Taking money out and closing
                                         your account.

                                         INVESTOR SERVICES Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and
                                         the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS



ANNUAL REPORT

INVESTMENTS                         A-1    A complete list of the fund's investments with their
                                           market values.

FINANCIAL STATEMENTS                A-2    Statements of assets and liabilities, operations,
                                           and changes in net assets.

NOTES                               A-7    Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS   A-11   The auditors' opinion.


   KEY FACTS


WHO MAY WANT TO INVEST
The fund offers investors a convenient way to invest in a professionally managed portfolio of money market instruments.
The fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund is managed to keep its share price stable at $1.00 and offers an added measure of safety with its focus on U.S. Treasury securities.
The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investments.
The fund is composed of two classes of shares. Both classes of the fund have a common investment objective and investment portfolio. Initial Class shares do not have a sales charge, but do pay a distribution fee. Class B shares do not have a front-end sales charge, but do have a contingent deferred sales charge (CDSC) and pay a distribution fee and a shareholder service fee. Because Initial Class shares do not have a sales charge, have a lower distribution fee and do not have a shareholder service fee, Initial Class shares are expected to have a higher total return than Class B shares. You may obtain more information about Initial Class shares, which are not offered through this prospectus, from your investment professional or by calling Fidelity Client Services at 1-800-843-3001.
Class B shares of the fund may be purchased directly in connection with the Fidelity Advisor Systematic Exchange Program (the Program) or by exchange from Class B shares of the Fidelity Advisor funds, see "How to Buy Shares" on page for more information.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class B shares of the fund. See "Transaction Details," page , for an explanation of how and when these charges apply.
A contingent deferred sales charge (CDSC) is imposed on redemptions of Class B shares according to the schedule that was in effect when you originally purchased the Advisor fund Class B shares that you exchanged. See "Transaction Details," page , for information about the CDSC.
Maximum CDSC (as a % of the lesser of               4.00
original purchase price or redemption proceeds)     A

Maximum sales charge on reinvested distributions    Non
                                                    e

Redemption fee                                      Non
                                                    e

Exchange fee                                        Non
                                                    e

A DECLINES OVER 5 YEARS FROM 4.00% TO 0%.
ANNUAL OPERATING EXPENSES are paid out of    the fund's     assets. The
fund pays a management fee to Fidelity Management & Research Company (FMR).
   The fund     also incurs other expenses for services such as maintaining
shareholder records and furnishing shareholder    account     statements
and financial reports.
12b-1 fees include a distribution fee and a shareholder service fee. Distribution fees are paid by FMR and Class B to the distributor for services and expenses in connection with the distribution of Class B shares. Shareholder service fees are paid by Class B to investment professionals for services and expenses incurred in connection with providing personal service and/or maintenance of Class B shareholder accounts. Payments by FMR may be made from its management fee, its past profits or other source. Payments by Class B are made directly out of Class B assets. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Class B's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses   , adjusted for
current fees,     of Class B        and are calculated as a percentage of
average net assets of Class B of the fund.
Management fee*                                                   0.22
                                                                      %

12b-1 fee (including    0.25    % Shareholder Service Fee)        1.00
                                                                      %

Other expenses (after reimbursement)                              0.18
                                                                      %

Total operating expenses                                          1.40
                                                                      %

* THE RATE FOR MANAGEMENT FEES REPRESENTS THE NET RATE RETAINED BY FMR AFTER PAYMENT MADE TO THE DISTRIBUTOR. THE MANAGEMENT FEE BEFORE PAYMENTS
MADE TO THE DISTRIBUTOR BY FMR IS    0.50    %.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption, at the end of each time period:
If you purchased Class B shares directly in connection with the Program or by exchange from a Fidelity Advisor equity or long-term bond fund.

      1 Year               3 Years              5 Years              10
                                                                     Years   B

(1)   $    54A             $    74A             $    87A             $    129

(2)   $    14              $    44              $    77              $    129


A REFLECTS DEDUCTION OF APPLICABLE CDSC.
B REFLECTS CONVERSION TO INITIAL CLASS SHARES AFTER SIX YEARS.
If you purchased Class B shares by exchange from a Fidelity Advisor intermediate-term bond fund.

      1 Year               3 Years              5 YearsB            10 Years

(1)   $    44A             $    54A             $    68             $    111

(2)   $    14              $    44              $    68             $   111


A REFLECTS DEDUCTION OF APPLICABLE CDSC.
B REFLECTS CONVERSION TO INITIAL CLASS SHARES AFTER FOUR YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class B to the extent that total
operating expenses exceed    1.40    % of its average net assets. If this
agreement were not in effect, other expenses and total operating expenses, as a percentage of average net assets, of Class B of the fund would have
been,    0.20    % and    1.70    %, respectively. Expenses eligible for
reimbursement do not include interest, taxes, brokerage commissions,    and
    extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights table that follows and the fund's financial
statements are included in the fund's Annual Report    and     have been
audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the financial statements and financial highlights is included in the Annual Report. The financial statements, the financial highlights, and the report are attached.
   SELECTED PER-SHARE DATA

   Years ended July 31                                          1996A             1996              1995             1994E

   Net asset value, beginning of period                         $ 1.000           $ 1.000           $ 1.000          $ 1.000

   Income from Investment Operations

    Net interest income                                          .010              .043              .042             .002

   Less Distributions

    From net interest income                                     (.010)            (.043)            (.042)           (.002)

   Net asset value, end of period                               $ 1.000           $ 1.000           $ 1.000          $ 1.000

   Total returnB                                                 1.01%             4.33%             4.28%            .25%

   RATIOS AND SUPPLEMENTAL DATA

   Net assets, end of period (000 omitted)                      $ 20,411          $ 39,956          $ 3,154          $ 628

   Ratio of expenses to average net asset                        1.35%C            1.35%             1.35%            1.35%C
                                                                ,D                C                 C                ,D

   Ratio of net interest income to average net assets            3.96%D            4.13%             4.22%            3.03%D


   A THREE MONTHS ENDED OCTOBER 31, 1996
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE LEVIED ON CLASS B SHARES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIODS SHOWN. WITHOUT THIS REIMBURSEMENT THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D ANNUALIZED
E FROM JULY 1, 1994 (COMMENCEMENT OF OPERATIONS)
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The fund's performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.
   THE FUND IN DETAIL


CHARTER
U.S. TREASURY PORTFOLIO IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Daily Money Fund, an open-end management investment company organized as a Delaware business trust on September 29, 1993.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which handles the fund's business affairs. FMR
Texas    Inc. (FMR Texas)    , located in Irving, Texas, has primary
responsibility for providing investment management services.
As of        October 31, 1996, FMR advised funds having approximately    27
    million shareholder accounts with a total value of more than
$   415     billion.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributor   s     Corporation (FDC) distributes and markets
Fidelity's funds and services. Fidelity Investments Institutional Operations Company (FIIOC) performs transfer agent servicing functions for Class B shares of the fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of November 29, 1996, approximately 25.44% of U.S. Treasury Portfolio's total outstanding shares were held by First Trust of St. Paul, MN.
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
THE FUND'S INVESTMENT APPROACH
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on
the quality   ,     maturity   , and diversification     of its
investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
The fund earns income at current money market rates. It stresses preservation of capital, liquidity, and income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings are detailed in the fund's financial reports, which are
sent to shareholders twice a year. For a free SAI    or financial
report    , call    Fidelity Client Services at     1-800-843-3001    or
your investment professional.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations
issued by the U.S. Treasury and include bills   ,     notes   ,     and
bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, the fund may accept a lower interest rate.
WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period.
   CASH MANAGEMENT. The fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTION: The fund does not currently intend to invest in a money market fund.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraph restates all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraph, can be changed without shareholder approval.
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of Class B's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. The fund also pays OTHER EXPENSES, which
are explained below   .
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fund pays
the fee at the annual rate of 0.5   0    % of its average net assets.
FMR HAS A SUB-ADVISORY AGREEMENT with FMR Texas, which has primary responsibility for providing investment management for the fund, while FMR retains responsibility for providing the fund with other management services. FMR pays FMR Texas 50% of its management fee (before expense
reimbursements but after payments made by FMR        pursuant to    Class
B's     Distribution and Service Plan) for these services.    For the three
month period ended October 31, 1996,     FMR paid FMR Texas    0.11    % of
the fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FIIOC performs certain transfer agency, dividend disbursing and shareholder services for Class B. Fidelity Service Co. (FSC) calculates the NAV and dividends for Class B, and maintains the fund's general accounting records.
For the    three month period     ended October 31, 1996, fees paid by
Class B to FIIOC amounted to    0.27    % of Class B's average net assets,
and fees paid by the fund to FSC amounted to    0.01    % of the fund's
average net assets.
Class B shares have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plan, Class B is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. FDC is paid a distribution fee monthly by FMR and Class B at an annual rate of 0.75% of Class B's average net assets throughout the month.
In addition, pursuant to the Class B Plan, investment professionals are compensated at an annual rate of 0.25% of Class B's average net assets throughout the month for providing personal service to and/or maintenance of Class B shareholder accounts.
The Plan specifically recognizes that FMR may make payments from its management fee revenue, past profits or other resources to reimburse FDC for expenses incurred in connection with the distribution of Class B shares. The Board of Trustees has authorized FMR to pay FDC a distribution fee from its management fee revenue, past profits or other resources at an
annual rate of up to 0.   40    % of Class B's average net assets. For the
   three month period     ended    October 31,     199   6    , FMR paid
FDC monthly at an annual rate of    0.28    % of Class B's average net
assets throughout the month.
The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
   YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the fund, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account by exchange with
Fidelity are listed    at right    .
The account guidelines that follow may not apply to certain retirement
accounts.    If you are investing through a retirement account or i    f
your employer offers the fund through a retirement program, you may be
subject to additional fees. For more information   ,     please refer to
your program materials, contact your employer, or call your retirement
benefits number    or     Fidelity Client Services at 1-800-843-3001 or
your investment professional directly   , as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened    by
exchange.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
   Contact your investment professional.
HOW TO BUY SHARES
Class B shares of the fund may be purchased directly in connection with the Program or by exchange from Class B shares of the Fidelity Advisor funds. Class B shares purchased in connection with the Program must be exchanged into Class B shares of Fidelity Advisor funds within 18 months of purchase. For more information regarding the Program, see "Regular Investment Plans" on page .
CLASS B'S SHARE PRICE, called NAV, is calculated every business day. Class B shares are sold without a front-end sales charge but may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page . The fund is managed to keep its share price stable at $1.00.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 2:00 p.m. and 4:00 p.m. Eastern time.
   It is the responsibility of your     investment professional    to
transmit your order to buy shares to Fidelity before the close of business
on the day you place     your order.
Share certificates are not available for Class B shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from Class B of a Fidelity Advisor fund, or
(small solid bullet) Contact your investment professional or call Fidelity Client Services.
BY MAIL. You or your investment professional must send a check payable to Daily Money Fund: U.S. Treasury Portfolio - Class B. When making subsequent investments by check, please write your fund account number on the check.
All investments by check should be sent to the address    at left.
BY WIRE. You must sign up for the wire feature before using it. For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through Fidelity, call Fidelity Client Services. There is no fee imposed by the fund for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
Fidelity Client Services:
Nationwide  1-800-843-3001
Your wire must be received    and accepted     by the transfer agent at the
fund's designated wire bank.
You are advised to wire funds as early in the day as possible   ,     and
to provide advance notice to Fidelity Client Services for large purchases. MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT
By Exchange from:
(small solid bullet) Fidelity Advisor fund $1,000
(small solid bullet) Fidelity Advisor retirement accounts $500
Program account $10,000
TO ADD TO AN ACCOUNT
By Exchange from:
(small solid bullet) Fidelity Advisor fund $250
(small solid bullet) Fidelity Advisor retirement accounts $100
Program account None
MINIMUM BALANCE
By Exchange from:
(small solid bullet) Fidelity Advisor fund $500
(small solid bullet) Fidelity Advisor retirement accounts None
Program account $10,000
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at
the next NAV calculated after your order is received and accepted   ,
less any applicable CDSC. NAV is normally calculated at 2:00 p.m. and 4:00 p.m. Eastern time.
   It is the responsibility of your investment professional to transmit your order to redeem shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to Class B shares of a Fidelity Advisor
fund    , which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR NON-RETIREMENT ACCOUNT SHARES,
please leave at least $500 worth of shares in your    account opened by
exchange from Fidelity Advisor Class B shares (non-Program account)     or
$10,000 worth of shares in your Program account to keep it open.
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Deliver your letter to your investment professional, or mail it to the following address:
 Fidelity Investments
 P.O. Box    770002
    Cincinnati, OH 45277-0081
Unless otherwise instructed, the transfer agent will send a check to the record address.



                                      ACC    OUNT TYPE          SPECIAL REQUIREMENTS

PHONE                              All account types except     (small solid bullet) Maximum check request: $100,000.
YOUR INVESTMENT                    retirement                   (small solid bullet) You may exchange to Class B of Fidelity
PROFESSIONAL                       All account types            Advisor funds if both accounts are
                                                                registered with the same name(s),
                                                                address, and taxpayer ID number.

(phone_graphic)

Mail or in Person
(mail_graphic)(hand_graphic)       Individual, Joint Tenant,    (small solid bullet) The letter of instruction (with signature
                                   Sole Proprietorship,         guaranteed) must be signed by all persons
                                   UGMA, UTMA                   required to sign for transactions, exactly as
                                                                their names appear on the account and
                                                                sent to your investment professional.
                                   Retirement account           (small solid bullet) The account owner should complete a
                                                                retirement distribution form. Contact your
                                                                investment professional or, if you
                                                                purchased your shares through a
                                                                broker-dealer or insurance representative,
                                                                call 1-800-522-7297. If you purchased your
                                                                shares through a bank representative, call
                                                                1-800-843-3001.

                                   Trust                        (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is
                                                                not in the account registration, provide a
                                                                copy of the trust document certified within
                                                                the last 60 days.

                                   Business or Organization     (small solid bullet) At least one person authorized by
                                                                corporate resolution to act on the account
                                                                must sign the letter (with signature
                                                                guaranteed).

                                   Executor, Administrator,     (small solid bullet) For instructions, contact your investment
                                   Conservator/Guardian         professional or, if you purchased your
                                                                shares through a broker-dealer or
                                                                insurance representative, call
                                                                1-800-522-7297. If you purchased your
                                                                shares through a bank representative, call
                                                                1-800-843-3001.

Wire (wire_graphic)                All account types            (small solid bullet) You must sign up for the wire feature before using it. To verify that it is in place,
                                                                contact your investment professional or, if
                                                                you purchased your shares through a
                                                                broker-dealer or insurance representative,
                                                                call 1-800-522-7297. If you purchased your
                                                                shares through a bank representative, call
                                                                1-800-843-3001. Minimum wire: $500.
                                                                (small solid bullet) Redemption proceeds will be wired via the
                                                                Federal Reserve Wire System to your bank
                                                                account of record.
                                                                   (small solid bullet) Your wire redemption request must be
                                                                   received by the transfer agent before 4:00
                                                                   p.m. Eastern time for money to be wired on
                                                                   the next business day.


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available Monday through Friday, 8:30 a.m. to 6:00 p.m. Eastern time.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional or Fidelity Client Services if you need additional copies of financial reports, prospectuses, or historical account information.
One easy way to pursue your financial goals is to invest money regularly. The fund offers a convenient service that lets you transfer money between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO    A     FIDELITY
ADVISOR FUND

MINIMUM   FREQUENCY             SETTING UP OR CHANGING
$100      Monthly, quarterly,   (small solid bullet) To establish, call your investment professional after
          semi-annually, or     both accounts are opened.
          annually              (small solid bullet) To change the amount or frequency of your investment, contact your investment professional
                                directly or, if you purchased your shares through a
                                broker-dealer or insurance representative, call
                                1-800-522-7297. If you purchased your shares
                                through a bank representative, call 1-800-843-3001.
                                (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of
                                $10,000. The account into which the exchange is
                                being processed must have a minimum of $1,000.
                                (small solid bullet) Both accounts must have the same registrations and taxpayer ID numbers.
                                (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of the fund, dividends relating to Class B shares redeemed during the month can be distributed on the day of redemption. The fund reserves the right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class B offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a check    or wire     for your dividend
and capital gain distributions, if any.
For retirement accounts, all distributions are automatically reinvested.
When you are over 59        years old, you can receive distributions in
cash.
Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge.
Dividends will be reinvested at the fund's Class B NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the    three month period     ended October 31, 1996,    18.96    % of
U.S. Treasury Portfolio's income distributions was derived from interest on U.S. Government securities which is generally exempt from state income tax. Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day that both the Federal Reserve Bank of New York (New York Fed) and the
   New York Stock Exchange     (NYSE) are open. The following holiday
closings have been scheduled for 1997: New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the New York Fed or the NYSE may modify its holiday schedule at any time. On any day that the New York Fed or the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the New York Fed or the NYSE is closed, Class B's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class B is computed by adding Class B's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class B's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class B, and dividing the result by the number of Class B shares outstanding. The fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund maintain a stable $1.00 share price.
THE OFFERING PRICE (price to buy one share)is Class B's NAV. The REDEMPTION PRICE (price to sell one share) is Class B's NAV, minus any applicable CDSC.
Class B shares purchased by exchange retain the CDSC schedule that was in
effect when you originally purchased the Fidelit   y     Advisor fund Class
B shares that you exchanged for Class B shares of the fund.
Class B shares purchased directly in connection with the Program will be assessed a CDSC based on the following schedule:
From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                  4%

1 year to less than 2 years       3%

2 years to less than 3 years      3%

3 years to less than 4 years      2%

4 years to less than 5 years      1%

5 years to less than 6 years A    0%

A AFTER A MAXIMUM HOLDING PERIOD OF SIX YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO INITIAL CLASS SHARES OF THE FUND.
Investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 3.00% of the amount of your direct purchase of Class B shares.
The CDSC will be calculated based on the lesser of the cost of Class B shares at the initial date of purchase or the value of Class B shares at redemption, not including any reinvested dividends or capital gains, if any. Class B shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by Class B shares that have been held for the longest period of time. CONVERSION FEATURE. After a maximum holding period of six years from the initial date of purchase, Class B shares convert automatically to Initial Class shares of the fund. Conversion to Initial Class shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Initial Class shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares. INITIAL CLASS SHARES. The fund offers Initial Class shares to individual, institutional and corporate investors at NAV. Initial Class shares may be exchanged for shares of other Fidelity funds. If Initial Class shares were purchased in connection with a Fidelity Advisor fund program, those Initial
Class shares may be exchanged for Class A    or Class T     shares   , as
applicable,     of Fidelity Advisor funds. Transfer agency, dividend
disbursing and shareholder services for Initial Class shares are performed by FIIOC. Initial Class shares have adopted a Distribution and Service Plan that recognizes that FMR may use its resources, including its management fee, to pay expenses associated with the sale of Initial Class shares. The Board of Trustees has authorized FMR to pay FDC a distribution fee from its management fee revenue, past profits or other resources at an annual rate of up to 0.40% of the Initial Class's average net assets. For the three
month perio   d     ended October 31, 1996, FMR paid FDC at the annual rate
of    0.28    % of Initial Class's average net assets throughout the month.
Investment professionals may receive different levels of compensation with respect to one class of shares over another class of shares in the fund.
For the    three month period     ended October 31, 1996, total operating
expenses for Initial Class w   ere 0.65    % of average net assets, after
voluntary expense reimbursements of    0.04    % by FMR.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class B shares, you may reinvest an amount equal to all or a portion of the redemption proceeds in Class B shares of the fund or Class B shares of a Fidelity Advisor fund, at the NAV next determined after receipt of your investment order, provided that such reinvestment is made within 30 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid will be reimbursed to you by reinvesting that amount in Class B shares of the fund or Class B shares of the Fidelity Advisor fund, as applicable. You must reinstate your Class B shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class B shares had not been redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
   TO ALLOW FMR TO MANAGE THE FUND MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of large transactions.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase by exchange. See "Exchange Restrictions" on page . Purchase by exchange may be refused if, in FMR's opinion, they would disrupt management of the fund. WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day your funds are received and accepted by the transfer agent.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Shares will earn dividends through the day of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) The fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
When the NYSE or the New York Fed is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $500    (for non-Program accounts) or
$10,000 (for Program accounts)     due to redemption, the account may be
closed and the proceeds, less any applicable CDSC, may be mailed or wired to your address or bank account of record, as applicable. You will be given 30 days' notice that your account will be closed unless it is increased to the minimum.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class B shares for Class B shares of a Fidelity Advisor fund seven calendar days after purchase. Currently, there is no limit on the number of exchanges out of the fund.
Exchange instructions may be given by you in writing or by telephone directly to the transfer agent or through your investment professional. For more information on entering an exchange transaction, please consult your investment professional.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by contacting your investment professional or calling Fidelity Client Services at 1-800-843-3001 between 8:30 a.m. and 4:00 p.m. Eastern time.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to
Fidelity Client Services at the address on    page     .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class B shares will be redeemed at the next determined NAV after your order is received and accepted. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, the fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be
   available     for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) Exchanges may have tax consequences for you.
   (small solid bullet) Currently, there is no limit on the number of exchanges out of a fund, nor are there any administrative or redemption fees applicable to exchanges out of a fund.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. (small solid bullet) Any exchanges of Class B shares are not subject to a CDSC.
Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
SALES CHARGE REDUCTIONS AND WAIVERS
THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; or
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.

[This page intentionally left blank.]
DAILY MONEY FUND :
U.S. TREASURY PORTFOLIO: CLASS B
CROSS REFERENCE SHEET


Form N-1A Item Number
Part B  Statement of Additional Information
10 a,b  Cover Page
11   Table of Contents
12   *
13 a,b,c  Investment Policies and Limitations
 d  *
14 a,b,c  Trustees and Officers
15 a  *
 b  Description of the Trust
 c  Trustees and Officers
16 a(i)  FMR
 a(ii)  Trustees and Officers
 a(iii),b  Management Contract
 c  *
 d  Management Contract
 e  *
 f  Distribution and Service Plan
 g  *
 h  Description of the Trust
 i  Contracts with FMR Affiliates
17 a  Portfolio Transactions
 b  *
 c  Portfolio Transactions
 d, e  *
18 a  Description of the Trust
 b  *
19 a  Additional Purchase and Redemption Information
 b  Valuation
 c  *
20   Distributions and Taxes
21 a(i,ii)  Contracts with FMR Affiliates, Distribution and Service Plan
 a(iii),b,c  *
22   Performance
23   Financial Statements for the fiscal period ended July 31, 1996 are incorporated herein by reference.
* Not Applicable

DAILY MONEY FUND
U.S. TREASURY PORTFOLIO - CLASS B
STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 20, 1996
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the fund's current Prospectus for Class B shares (dated December 20, 1996). Please retain this document for future reference. The fund's financial statements and financial highlights, included in the Annual Report, for the fiscal year ended October 31, 1996, are incorporated herein by reference. To obtain an additional copy of the Prospectus and Annual Report, please call Fidelity Client Services at 1-800-843-3001.
TABLE OF CONTENTS                                           PAGE



Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contract

Contracts with FMR Affiliates

Distribution and Service Plan

Description of the Trust

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
SUB-ADVIS   E    R
FMR Texas Inc. (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company (FIIOC)
CUSTODIAN
The Bank of New York
DMFB-ptb-1296
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding
quality standards, such standard or percentage limitation    wi    ll be
determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940
Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United
States, its agencies or instrumentalities) if as a result    (a)     more
than 5% of its total assets would be invested in the securities of such issuer; provided, however, that with respect to 25% of its total assets 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than the securities issued
or guaranteed by the U.S.    g    overnment or any of its agencies or
instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; and
(9) write or purchase any put or call options.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same
fundamental investment objective   s    , policies and limitations as the
fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) Subject to revision upon 60 days' notice to shareholders, the fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
   (vi) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC).
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (viii), pass-through entities and other special
purpose   s     vehicles or pools of financial assets, such as issuers of
asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's policies on quality and maturity, see section entitled "Quality and Maturity" on page .
SHAREHOLDER NOTICE. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. This operating policy may be changed upon 90 days' notice to shareholders.
The fund does not intend to purchase futures contracts or options on futures contracts. This operating policy may be changed only upon approval by the Board of Trustees and 60 days' notice to shareholders.
AFFILIATED BANK TRANSACTIONS. The fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS. The fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
The fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days.
In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, the fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates, but it currently intends to participate in this program only as a borrower. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Loans may be called on one day's notice, and the fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
PUT FEATURES entitle the holder to sell a security back to the issuer at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX." The fund may sell securities short when it
owns or has the right to obtain securities equivalent in kind    or
amount to the securities sold short. Short sales could be used to protect the net asset value per share (NAV) of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If the fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury security by a Federal Reserve Bank.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
   ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the fund may be useful to FMR in rendering investment management services to the fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
During the    three month     period ended October 31, 1996 and    the
fiscal years ended     July 31, 1996, 1995, and 1994, the fund paid no
brokerage commissions.
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
   Fidelity Service Company (    FSC   )     normally determines the
   class's     net asset value per share (NAV) at 2:00 p.m. and 4:00 p.m.
Eastern time. The valuation of portfolio securities is determined as of
these times for the purpose of computing the    class's     NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
During periods of declining interest rates, the    class    's yield based
on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize the
   class    's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to
indicate future returns.    A class    's yield and total return fluctuate
in response to market conditions and other factors.
YIELD CALCULATIONS. To compute    the class    's yield for a period, the
net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The
   class     also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the fund may quote yields in advertising based on any historical seven-day
period. Yields for the    class     are calculated on the same basis as
other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing    the class    's performance
and in providing a basis for comparison with other investment alternatives.
However,    the class    's yield fluctuates, unlike investments that pay a
fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates
   the class's     yield will tend to be somewhat higher than prevailing
market rates, and in periods of rising interest rates    a class    's
yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the
   class    's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all
aspects of    the class's     return, including the effect of reinvesting
dividends and capital gain distributions, and any change in    the
class    's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical
historical investment in    the class     over a stated period, and then
calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should
realize that    the class's     performance is not constant over time, but
changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL FUND RESULTS. The following table shows the fund's 7-day yield, and total returns for the period ended October 31, 1996.
U.S. Treasury Portfolio

                  Average Annual Total Returns               Cumulative Total Returns

           Seven-Day      One            Five           Ten            One            Five            Ten
           Yield          Year           Years          Years          Year           Years           Years



Class B*      4.06%          0.20%          3.46%          5.37%          0.20%          18.53%          68.73%


* Average annual and cumulative total returns include the effect of applicable contingent deferred sales charges (CDSC) of 4% and 1% for one and five year periods, respectively.
Initial offering of Class B shares took place on July 1, 1994. Returns prior to that date are those of Initial Class, the original class of the fund and do not reflect Class B's 1.00% 12b-1 fee. Initial Class shares are sold to eligible investors without a sales load, but with a 12b-1 fee of up to 0.40%.
Note: If FMR had not reimbursed certain fund expenses during these periods
Class B's seven-day yield would have been    3.71    % and total returns
would have been lower.
The following table shows the income and capital elements of the class's cumulative total return. The table compares the class's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month end closest to the initial investment date for the class. The S&P 500 and DJIA comparisons are provided to show how the class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because the fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the fund. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of brokerage commissions or other costs of investing.
During the    10-year     period ended October 31, 1996, a hypothetical
$10,000 investment in    Class B of     U.S. Treasury Portfolio would have
grown to $   16,873    ,    including the effect of the class's 4% CDSC and
    assuming all distributions were reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be
realized from an investment in the    class     today.    Tax consequences
of different investments have not been factored into the figures below.
U.S. TREASURY PORTFOLIO                           INDICES


Year    Value of     Value of         Value of        Total             S&P 500              DJIA              Cost of
Ended   Initial      Reinvested       Reinvested      Value                                                    Living
        $10,000      Dividend         Capital Gain
        Investment   Distributions    Distributions







1996    $ 10,000     $    6,873       $ 0             $    16,873       $    39,291       $    43,713          $ 14,352

1995    $ 10,000     $    6,193       $ 0             $    16,193       $    31,662       $    33,740          $ 13,935

1994    $ 10,000     $    5,482       $ 0             $    15,482       $    25,041       $    27,043          $ 13,554

1993    $ 10,000     $    5,028       $ 0             $    15,028       $    24,109       $    24,786          $ 13,209

1992    $ 10,000     $    4,633       $ 0             $    14,633       $    20,974       $    21,104          $ 12,856

1991    $ 10,000     $    4,116       $ 0             $    14,116       $    19,071       $    19,495          $ 12,457

1990    $ 10,000     $    3,311       $ 0             $    13,311       $    14,284       $    14,987          $ 12,103

1989    $ 10,000     $    2,325       $ 0             $    12,325       $    15,441       $    15,617          $ 11,387

1988    $ 10,000     $    1,315       $ 0             $    11,315       $    12,216       $    12,225          $ 10,898

1987    $ 10,000     $    597         $ 0             $    10,597       $    10,641       $    10,943          $ 10,453


Explanatory Notes: With an initial investment of $10,000    in Class B of
the fund     on October 31, 1986,    assuming the 4% CDSC had been in
effect,     the net amount invested in    Class B     shares was $10,000.
The cost of the initial investment ($10,000) together with the aggregate
cost of reinvested dividends    and capital gain distribution     for the
period covered (their cash value at the time they were reinvested) amounted
to $   16,873    . If distributions had not been reinvested, the amount of
distributions earned from the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to
$   5,244    . The    class     did not distribute any capital gains during
the period. Initial offering of Class B shares took place on July 1, 1994. Returns prior to that date are those of Initial Class, the original class of the fund and do not reflect Class B's 1.00% 12b-1 fee. Initial Class shares are sold to eligible investors without a sales load, but with a 12b-1 fee of up to 0.40%. If FMR had not reimbursed certain fund expenses during the periods shown, total returns would have been lower.
PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. The fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
The fund may compare its performance or the performance of securities in
which it may invest to averages published by IBC    Financial Data    ,
Inc. of Ashland, Massachusetts. These averages assume reinvestment of
distributions.  IBC MONEY FUND    REPORT
    AVERAGES(trademark)/Government, which is reported in    IBC's     MONEY
FUND REPORT(registered trademark), covers over    228     government money
market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
As of October 31, 1996, FMR advised over $   28     billion in tax-free
fund assets, $   93     billion in money market fund assets, $   289
billion in equity fund assets, $   59     billion in international fund
assets, and $   24     billion in Spartan fund assets. The fund may
reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each    class     may compare its
total expense ratio to the average total expense ratio of similar funds
tracked by Lipper. A    class's     total expense ratio is a significant
factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the NAV of the Class B Shares. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 (the Rule) under the 1940 Act, the fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
CLASS B WAIVERS. The contingent deferred sales charge (CDSC) on Class B shares may be waived in the case of (1) disability or death, provided that the redemption is made within one year following the death or initial determination of disability, or (2) in connection with a total or partial redemption made in connection with distributions from retirement plan accounts at age 70 1/2 which are permitted without penalty pursuant to the Internal Revenue Code.
DISTRIBUTIONS AND TAXES
DIVIDENDS. Because the fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. A portion of the fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. The fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
CAPITAL GAIN DISTRIBUTIONS. The fund may distribute any net realized short-term capital gains once a year or more often as necessary, to
maintain its    NAV     at $1.00 per share. The fund does not anticipate
earning long-term capital gains on securities held by the fund.
As of the fiscal    period     ended October 31, 1996, the fund had a
capital loss carryforward aggregating approximately $   421,000    . This
loss carryforward will expire on the fiscal year ended    October 31,
2001     and is available to offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state laws provide for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from the fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which the fund invests is exempt from state and local income taxes, the portion of your dividends from the fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis.
The fund is treated as a separate entity from the other funds of Daily Money Fund for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees   , Members of the Advisory Board,     and executive officers
of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to Daily Money Fund prior to the fund's conversion from a series of a Massachusetts business
trust served in identical capacities. All persons named as Trustees    and
Members of the Advisory Board     also serve in similar capacities for
other funds advised by FMR. The business address of each Trustee and
officer who is an "interested person" (as defined in the 1940    Act    )
is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the
address of FMR. The business address of all the other Trustees    and
Members of the Advisory Board     is Fidelity Investments, P.O. Box 9235,
Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (64), Trustee (1991), is a management consultant (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (72), Trustee and Chairman of the non-interested Trustees, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (68), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (63), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (53), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
GERALD C. McDONOUGH (67), Trustee and Vice-Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996. EDWARD H. MALONE (71), Trustee. Prior to his retirement in 1985, Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of the Naples Philharmonic Center for the Arts and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (63), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
   WILLIAM O. McCOY (63), Member of the Advisory Board (1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate,
1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager Business School (University of North Carolina at Chapel Hill).
SARAH H. ZENOBLE (47), Vice President, is Vice President of Fidelity's money market funds (1996) and Vice President of FMR Texas Inc.
LELAND C. BARRON (37), Vice President of the fund (1991), is Vice President of other funds advised by FMR and is an employee of FMR Texas Inc.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
THOMAS D. MAHER (51), Assistant Vice President, is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (38), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's money market funds and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of
each current Trustee    or Member of the Advisory Board     of the fund for
his or her services as trustee for the fiscal year ended October 31, 1996.
      COMPENSATION TABLE


Trustees                  Aggregate       Pension or           Estimated Annual    Total
                          Compensation    Retirement           Benefits Upon       Compensation
                          from            Benefits Accrued     Retirement from     from the Fund
                          the Fund        as Part of Fund      the Fund            Complex*
                                          Expenses from the    Complex*
                                          Fund Complex*

J. Gary Burkhead **       $ 0             $ 0                  $ 0                 $ 0

Ralph F. Cox                  688          5,200                52,000              128,000

Phyllis Burke Davis           672          5,200                52,000              125,000

Richard J. Flynn              882          0                    52,000              160,500

Edward C. Johnson 3d **    0               0                    0                   0

E. Bradley Jones              681          5,200                49,400              128,000

Donald J. Kirk                687          5,200                52,000              129,500

Peter S. Lynch **          0               0                    0                   0

Gerald C. McDonough           678          5,200                52,000              128,000

Edward H. Malone              672          5,200                44,200              128,000

Marvin L. Mann                672          5,200                52,000              128,000

Thomas R. Williams            687          5,200                52,000              125,000

   William O. McCoy        315               N/A                  N/A                  0


* Information is as of December 31, 1995 for 219 funds in the complex.
** Interested trustees of the fund are compensated by FMR.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The fund may invest in such designated securities under the Plan without shareholder approval.
Under a retirement program adopted in July 1988 and modified in November 1995, each non-interested Trustee may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee becomes eligible to participate in the program at the end of the calender year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of    November 29, 1996    , the Trustees   , Members of the Advisory
Board,     and officers of the fund owned, in the aggregate, less than
   1    % of the fund's total outstanding shares.
As of    November 29, 1996    , the following owned of record or
beneficially 5% or more of outstanding shares of the fund:    Advantage
Capital Corp., Houston, TX - 31.54% of Class B shares; First Trust, St Paul, MN - 25.73% of Initial Class shares; Texas Commerce Bank, N.A. - 17.67% of Initial Class Shares; and Ifg Network Securities, Atlanta, Ga - 6.95% of Class B shares.
A shareholder owning of record or beneficially more than 25% of the fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACT
The fund employs FMR to furnish investment advisory and other services. Under its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal and state laws; developing management and shareholder services for the fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FIIOC and FSC, the fund or class thereof, as applicable, pays all of its expenses, without limitation, that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy
material   s     to shareholders, legal expenses, and the fees of the
custodian, auditor and non-interested Trustees. Although the fund's current management contract provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, the trust, on behalf of the fund, has entered into a revised transfer agent agreement with FIIOC, pursuant to which FIIOC bears the costs of providing these services to existing shareholders of the applicable class. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is the fund's manager pursuant to a management contract dated September 30, 1993, which was approved by shareholders on March 24, 1993.
For the services of FMR under the contract, the fund pays FMR a monthly management fee at the annual rate of 0.50% of the average net assets of the fund throughout the month. For the fiscal period ended October 31, 1996 and the fiscal years ended July 31, 1996, 1995 and 1994, FMR received
$   2,327,773    , $   10,004,781    , $   9,784,211     and
$   13,343,263     respectively.
FMR may, from time to time, voluntarily reimburse all or a portion of the class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase the class's total returns and yield and repayment of the reimbursement by the class's will lower its total returns and yield.
To comply with the California Code of Regulations, FMR will reimburse the fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 21/2% of the first $30 million, 2% of the next $70 million, and 11/2% of average net assets in excess of $100 million. When calculating the fund's expenses for purposes of this regulation, the fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses and custodian fees attributable to investments in foreign securities. SUB-ADVISER. FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to the fund.
Under the sub-advisory agreement dated September 30, 1993, which was approved by shareholders on March 24, 1993, FMR pays FMR Texas fees equal to 50% of the management fee payable to FMR under its management contract with the fund, after payments by FMR pursuant to each class's 12b-1 plan, if any. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time. On behalf of the fund for the fiscal period ended October 31, 1996 and the fiscal years ended July 31, 1996, 1995, and 1994, FMR paid FMR Texas fees
of $   521,771    , $   2,098,350    , $   1,886,692    , and
$   2,367,209    , respectively.
CONTRACTS WITH FMR AFFILIATES
FIIOC, an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for Class B shares of the fund.
Under this arrangement    and effective through December 31, 1996     FIIOC
receives an annual account fee and an asset based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC receives an annual account fee and an asset based fee based on account type or fund type. These annual account fees are subject to increase based on
postal rate change.    Effective January 1, 1997 FIIOC receives on annual
asset-based fee. This fee is subject to increase based on postal rate changes.
FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with transfer agent services. FSC, an affiliate of FMR, performs the calculations necessary to determine NAV and dividends for Class B shares of the fund and maintains the fund's accounting records. The annual fee rates for pricing and bookkeeping services are based on on each fund's average net assets, specifically,
 .0175% of the first $500 million of average net assets and .0075% of average net assets in excess of $500 million. The fee is limited to a minimum of $40,000 and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid to FSC for the fiscal period ended October 31, 1996, and the
fiscal years ended July 31, 1996, 1995, and 1994 were $   47,493    ,
$   200,897    , $   196,883    , and $   250,737    , respectively.
The fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR. The table below shows the sales charge revenue paid to, and retained by FDC, for the following fiscal periods ending:
                         CDSC Revenue

                         $ Paid to FDC            $ Retained by FDC

      October 31, 1996      $ 26,013          $ 26,013

      July 31, 1996          33,539                   33,539

      July 31, 1995          8,806                    8,806

      July 31, 1994          0                        0

DISTRIBUTION AND SERVICE PLAN
The Trustees have approved a Distribution and Service Plan on behalf of Class B of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows Class B of the fund and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.
Pursuant to the Plan, FDC is paid a distribution fee at an annual rate of 0.75% of Class B's average net assets determined as of the close of business on each day throughout the month. Class B also pays investment professionals a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month for the personal service and/or maintenance of shareholder accounts. For the fiscal period ended October 31, 1996 and the fiscal years ended
July 31, 1996,        1995, and 1994, FDC was paid distribution fees    by
Class B     of $   28,674    , $   65,060    ,    $21,362    , and
$   73    , respectively. In addition, for the fiscal period ended October
31, 1996 and the fiscal years ended July 31, 1996, 1995, and 1994, Class B
paid shareholder service fees of $   19,823    , $   25,397    ,
$   11,949, and $44    , respectively.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR, either directly or through FDC, may use its management fee revenue, past profits, or any other source to reimburse FDC for expenses incurred in connection with distribution of Class B shares; including payments made to third parties that assist in selling shares of the applicable class of the fund, or to third parties, including banks, that render shareholder support services.
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit Class B shares and its shareholders. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of Class B shares of the fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The Class B Plan does not provide for specific payments by Class B of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
The Plan was approved by FMR as the then sole shareholder of Class B on May 2, 1994.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. U.S. Treasury Portfolio is a fund of Daily Money Fund, an open-end management investment company originally organized as a Massachusetts business trust on June 7, 1982, pursuant to a Declaration of Trust that was amended and restated on September 1, 1989. On September 29, 1993, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on March 24, 1993. The Delaware trust, which was organized on June 20, 1991 under the name Daily Money Fund II, succeeded to the name Daily Money Fund on July 14, 1995. Currently, there are six funds of the trust: Treasury Only, U.S. Treasury Portfolio, Money Market Portfolio, Capital Reserves: U.S. Government Portfolio, Capital
Reserves: Money Market Portfolio, and Capital Reserves: Municipal Money Market Portfolio. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity"
may be withdrawn.    There is a remote possibility that one fund might
become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and
non   -    assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or the fund; however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Chase Manhattan Bank, headquartered in New York, also may serve as [a] special purpose custodian[s] of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Coopers & Lybrand L.L.P., 1999 Bryan Street, Dallas, Texas serves as the fund's independent accountant. The auditor examines financial statements for the fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
The fund's financial statements and financial highlights for the fiscal period ended October 31, 1996 are included in the fund's Annual Report, which is a separate report supplied with this Statement of Additional Information. The fund's financial statements and financial highlights are incorporated herein by reference.
APPENDIX
The descriptions that follow are examples of eligible ratings for the fund. The fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS:
Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
Leading market positions in well established industries.
High rates of return on funds employed.
Conservative capitalization structures with moderate reliance on debt and ample asset protection.
Broad margins in earning coverage of fixed financial charges and with high internal cash generation.
Well established access to a range of financial markets and assured sources of alternate liquidity.
Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS:
A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.
A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.
A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
PART C - OTHER INFORMATION
Item 24.  Financial Statements and Exhibits
    (a) 1.       Financial Statements and Financial Highlights included in
the Annual Report for Daily Money Fund on behalf of Money Market Portfolio:
Initial Class, U.S. Treasury Portfolio: Initial Class, and U.S. Treasury
Portfolio: Class B for the fiscal period ended October 31, 1996 are included in the funds' Prospectuses, are incorporated by reference into the funds' Statements of Additional Information, and were filed on December 18, 1996 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated by reference. Financial Statements and Financial Highlights included in the Annual Report for Daily Money Fund on behalf of Capital Reserves: Money Market Portfolio, Capital Reserves: U.S. Government Portfolio, and Capital Reserves: Municipal Money Market Portfolio are incorporated by reference into the funds' Prospectus and Statement of Additional Information, and were filed on October 23, 1996 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated by reference.
     (b) Exhibits:
 1. (a) Trust Instrument dated June 20, 1991 was electronically filed and is incorporated herein by reference to Exhibit 1(a) to Post Effective Amendment No. 22.
 (b) Certificate of Trust of Daily Money Fund II, dated June 20, 1991 was electronically filed and is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 .
 (c) Certificate of Amendment of Daily Money Fund II to Daily Money Fund, dated July 14, 1991 was electronically filed and is incorporated herein by reference as Exhibit 1(c) to Post Effective Amendment No. 30.
 2. (a) By-Laws of the Trust effective May 19, 1994 were electronically filed and are incorporated herein by reference to Exhibit 2(a) to Fidelity Union Street Trust II's Post-Effective Amendment No. 10.
 3.  Not applicable.
 4.  Not applicable.
 5. (a) Management Contract dated September 30, 1993 between Daily Money Fund, on behalf of U.S. Treasury Income Portfolio, and Fidelity Management & Research Company was electronically filed and is incorporated herein by reference as Exhibit 5(a) to Post-Effective Amendment No. 25.
 (b) Management Contract dated September 30, 1993 between Daily Money Fund, on behalf of Money Market Portfolio, and Fidelity Management & Research Company was electronically filed and is incorporated herein by reference as
Exhibit 5(b) to Post-Effective Amendment No. 25.
 (c) Management Contract dated September 30, 1993 between Daily Money Fund, on behalf of U.S. Treasury Portfolio, and Fidelity Management & Research Company was electronically filed and is incorporated herein by reference as
Exhibit 5(c) to Post-Effective Amendment No. 25.
 (d) Management Contract dated September 30, 1993 between Daily Money Fund, on behalf of Capital Reserves: Municipal Money Market Portfolio, and Fidelity Management & Research Company was electronically filed and is incorporated herein by reference as Exhibit 5(d) to Post-Effective Amendment No. 25.
 (e) Management Contract dated September 30, 1993 between Daily Money Fund, on behalf of Capital Reserves: Money Market Portfolio, and Fidelity Management & Research Company was electronically filed and is incorporated herein by reference as Exhibit 5(e) to Post-Effective Amendment No. 25.
 (f) Management Contract dated September 30, 1993 between Daily Money Fund, on behalf of Capital Reserves: U.S. Government Portfolio, and Fidelity Management & Research Company was electronically filed and is incorporated herein by reference as Exhibit 5(f) to Post-Effective Amendment No. 25.
 (g) Sub-Advisory Agreement dated September 30, 1993 between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Money Market Portfolio, was electronically filed and is incorporated herein by reference as Exhibit 5(g) to Post-Effective Amendment No. 25.
 (h) Sub-Advisory Agreement dated September 30, 1993 between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of U.S. Treasury Portfolio, was electronically filed and is incorporated herein by reference as Exhibit 5(h) to Post-Effective Amendment No. 25.
 (i) Sub-Advisory Agreement dated September 30, 1993 between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Capital Reserves:
Money Market Portfolio, was electronically filed and is incorporated herein by reference as Exhibit 5(i) to Post-Effective Amendment No. 25.
 (j) Sub-Advisory Agreement dated September 30, 1993 between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Capital Reserves:
U.S. Government Portfolio, was electronically filed and is incorporated herein by reference as Exhibit 5(j) to Post-Effective Amendment No. 25.
 (k) Sub-Advisory Agreement dated September 30, 1993 between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Capital Reserves:
Municipal Money Market Portfolio, was electronically filed and is incorporated herein by reference as Exhibit 5(k) to Post-Effective Amendment No. 25.
 (l) Sub-Advisory Agreement dated September 30, 1993 between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of U.S. Treasury Income Portfolio, was electronically filed and is incorporated herein by reference as Exhibit 5(l) to Post-Effective Amendment No. 25.
 6. (a) General Distribution Agreement dated September 30, 1993 between Daily Money Fund, on behalf of Money Market Portfolio, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(a) to Post-Effective Amendment No. 25.
 (b) General Distribution Agreement dated September 30, 1993 between Daily Money Fund, on behalf of U.S. Treasury Income Portfolio, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(b) to Post-Effective Amendment No. 25.
 (c) General Distribution Agreement dated September 30, 1993 between Daily Money Fund, on behalf of U.S. Treasury Income Portfolio, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(c) to Post-Effective Amendment No. 25.
 (d) General Distribution Agreement dated September 30, 1993 between Daily Money Fund, on behalf of Capital Reserves: U.S. Government Portfolio, and National Financial Services Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(d) to Post-Effective Amendment No. 25.
 (e) General Distribution Agreement dated September 30, 1993 between Daily Money Fund, on behalf of Capital Reserves: Municipal Money Market Portfolio, and National Financial Services Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(e) to Post-Effective Amendment No. 25.
 (f) General Distribution Agreement dated September 30, 1993 between Daily Money Fund, on behalf of Capital Reserves: Money Market Portfolio, and National Financial Services Corporation was electronically filed and is incorporated herein by reference as Exhibit 6(f) to Post-Effective Amendment No. 25.
 (g) Amendment, dated October 1, 1996, to the General Distribution Agreement between Daily Money Fund on behalf of Fidelity U.S. Treasury Income Portfolio and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 40.
 (h) Service Contract between Fidelity Distributors Corporation and "Qualified Receipients" with respect to shares of U.S. Treasury Portfolio and Money Market Portfolio was electronically filed and is incorporated herein by reference as Exhibit 6(g) to Post-Effective Amendment No. 34.
 (i) Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and " Qualified Receipients" with repect to shares of U.S. Treasury Portfolio and Money Market Portfolio was electronically filed and is incorporated herein by reference as Exhibit 6(h) to Post-Effective Amendment No. 34.
 (j) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised June 1994) was electronically filed and is incorporated herein by reference to Exhibit 6(i) to Advisor Series II's Post-Effective Amendment No. 26.
 (k) Form of Selling Dealer Agreement (most recently revised July 1996) was electronically filed and is incorporated by reference to Exhibit 6 (i) to Fidelity Institutional Cash Portfolio's Post-Effective Amendment No. 32.
 (l) Amendments to the General Distribution Agreement between Daily Money Fund on behalf of U.S. Treasury Portfolio, Money Market Portfolio, and Fidelity U.S. Treasury Income Portfolio and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
 7. (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners was electronically filed and is incorporated herein by reference to Exhibit 7 to Union Street Trust's Post-Effective Amendment No. 87.
 8 (a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and the Fidelity Daily Money Fund Trust on behalf of Fidelity U.S. Treasury Income Portfolio; Money Market Portfolio; U.S. Treasury Portfolio; and, Capital Reserves: U.S. Government Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
 (b) Appendix A, dated August 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Daily Money Fund on behalf of Capital Reserves: Money Market Portfolio, Capital Reserves: U.S. Government Portfolio, Treasury Only, Money Market Portfolio, and U.S. Treasury Portfolio was electronically filed and is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 40.
 (c) Appendix B, dated July 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Daily Money Fund Trust on behalf of Fidelity U.S. Treasury Income Portfolio; Money Market Portfolio; U.S. Treasury Portfolio; and, Capital Reserves: U.S. Government Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit 8(c) of Fidelity Income Fund's Post-Effective Amendment No. 35 (File No. 2-92661).
 (d) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and Daily Money Fund on behalf of Capital
Reserves: Municipal Money Market Portfolio is incorporated herein by reference to Exhibit 8 of Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
 (e) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and Daily Money Fund on behalf of Capital Reserves: Municipal Money Market Portfolio is incorporated herein by reference to Exhibit 8(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
 (f) Fidelity Group Repo Custodian Agreement among The Bank of New York, J.
P. Morgan Securities, Inc., and the Fidelity Funds, was electronically filed and is incorporated herein by reference to Exhibit 8(d) to Fidelity Institutional Cash Portfolio's Post-Effective Amendment No. 31.
 (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Fidelity Funds was electronically filed and is incorporated herein by reference to Exhibit 8(e) to Post-Effectvie Amendment No 31
 (h) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Fidelity Funds was electronically filed and is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 31.
 (i) Joint Trading Account Custody Agreement between the The Bank of New York and the Fidelity Funds was electronically filed and is incorporated herein by reference to Exhibit 8(h) to post-Effective Amendment No. 31.
 (j) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and the Fidelity Funds was electronically filed and is incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 31.
 9.  Not applicable.
 10.  None.
 11.  Consent of Coopers & Lybrand L.L.P. is electronically filed herein as
Exhibit 11.
 12.  None.
 13.  None.
 14. (a ) Retirement Plan for Fidelity Individual Retirement Accounts, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(a) to Union Street Trust's Post-Effective Amendment No. 87

 (b) Retirement Plan for Portfolio Advisory Services Individual Retirement Account, as currently in effect, was electronically filed and is incorporated herein by reference as Exhibit 14(i) to Union Street Trust's Post-Effective Amendment No. 87.
 (c) Retirement Plan for NFSC Individual Retirement Account, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(h) to Union Street Trust's Post-Effective Amendment No. 87.
 (d) NFSC Defined Contribution Plan, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(k) to Union Street's Trust Post-Effective Amendment No. 87.
 (e) Fidelity Institutional Individual Retirement Account Custodian Agreement and Disclosure Statement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(d) to Union Street Trust's Post-Effective Amendment No. 87.
 (f) Fidelity 403(b)(7) Individual Custodial Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to
Exhibit 14(j) to Union Street Trust's Post-Effective Amendment No. 87.
 (g) Fidelity 403(b) Custodial Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(e) to Union Street Trust's Post-Effective Amendment No. 87.
 (h) The CORPORATE plan for Retirement Profit Sharing/401k Plan, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(l) to Union Street Trust's Post-Effective Amendment No. 87.
 (i) The CORPORATE plan for Retirement Money Purchase Pension Plan, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(m) to Union Street Trust's Post-Effective Amendment No. 87.
 (j) Fidelity Advisor Funds Individual Retirement Account Custodial Agreement Disclosure Statement in effect as of January 1, 1994 was filed electronically and is incorporated herein by reference to Exhibit 14(b) to Advisor Series I Post-Effective Amendment No. 22.
 (k) Plymouth Defined Contribution Plan, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(o) to Commonwealth Trust's Post-Effective Amendment No. 57.
 15. (a) Service Plan dated September 30, 1993 between Daily Money Fund, Fidelity Management & Research Company, and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as Exhibit 15(a) to Post-Effective Amendment No. 25.
 (b) Distribution and Service Plan dated September 30, 1993 for Daily Money
Fund: U.S. Treasury Income Portfolio was electronically filed and incorporated herein by reference as Exhibit 15(b) to Post-Effective Amendment No. 25.
 (c) Distribution and Service Plan dated September 30, 1993 for Daily Money
Fund: Capital Reserves: Money Market Portfolio, U.S. Government Portfolio, and Municipal Money Market Portfolio was electronically filed and is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 30.
 (d) Distribution and Service Plan for Class B of Daily Money Fund: U.S. Treasury Portfolio was electronically filed and is incorporated herein by reference as Exhibit 15(d) to Post-Effective Amendment No. 30 .
 (e) Distribution and Service Plan pursuant to Rule 12b-1, for Treasury Only Class II was electronically filed and is incorporated herein by reference as Exhibit 15(e) to Post-Effective Amendment 31.
 (f) Distribution and Service Plan pursuant to Rule 12b-1, for Treasury Only Class III was electronically filed and is incorporated herein by reference as Exhibit 15(f) to Post-Effective Amendment No. 31.
 16. Schedules for computations of performance quotations for Daily Money
Fund: Treasury Only were electronically filed and are incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 30.
 17. A Financial Data Schedule is electronically filed herein as Exhibit
17.
 18. A Multiple Class of Shares Plan was electronically filed and is incorporated herein by reference as Exhibit 18 to Post-Effective Amendment 31.

Item 25.  Persons Controlled by or under Common Control with Registrant
 The Board of Trustees of Registrant is the same as the boards of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26.  Number of Holders of Securities
As of  October 31, 1996
Title of Class   Number of Record Holders

Money Market Portfolio - Initial Class               204,512

U.S. Treasury Portfolio - Initial Class              33,811

U.S. Treasury Portfolio-Class B                      711

Treasury Only - Class I                              2,038

Treasury Only - Class II                             14

Treasury Only - Class III                            171

Capital Reserves: Money Market Portfolio             157,199

Capital Reserves: U.S. Government Portfolio          13,971

Capital Reserves: Municipal Money Market Portfolio   11,542

Item 27.  Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Service Co. ("Service") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for Service's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Service Co. ("Service") is appointed transfer agent, the Registrant agrees to indemnify and hold Service harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names Service and/or the Registrant as a party and is not based on and does not result from the Service's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with Service's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by Service's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from Service's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of Service's acting in reliance upon advice reasonably believed by Service to have been given by counsel for the Registrant, or as a result of Service's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Executive Committee of FMR;
                            President and Chief Executive Officer of FMR Corp.;
                            Chairman of the Board and Director of FMR, FMR
                            Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                            (Far East) Inc.; Chairman of the Board and
                            Representative Director of Fidelity Investments Japan
                            Limited; President and Trustee of funds advised by
                            FMR.



J. Gary Burkhead            President and Director of FMR, FMR Texas Inc., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Managing
                            Director of FMR Corp.; Senior Vice President and
                            Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



Dwight D. Churchill         Vice President of FMR.



John D. Crumrine            Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                            (Far East) Inc., and FMR Texas Inc.; Vice President
                            and Treasurer of FMR Corp.



William Danoff              Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Larry A. Domash             Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Michael S. Gray             Vice President of FMR and of funds advised by FMR.



Lawrence Greenberg          Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Vice President of FMR.



Bart Grenier                Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas            Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught II     Vice President of FMR and of a fund advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Andrew S. Offit             Vice President of FMR and of a fund advised by FMR.



Jacques Perold              Vice President of FMR.



Brian S. Posner             Vice President of FMR and of a fund advised by FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of a fund advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.


(2)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR
                       Texas, FMR, FMR Corp., FMR (Far East) Inc., and FMR (U.K.) Inc.; Chairman of the
                       Executive Committee of FMR; President and
                       Chief Executive Officer of FMR Corp.;
                       Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Texas, FMR,
                       FMR (Far East) Inc., and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



Robert H. Auld         Vice President of FMR Texas.



Leland C. Barron       Vice President of FMR Texas and of funds
                       advised by FMR.



Robert K. Duby         Vice President of FMR Texas and of funds
                       advised by FMR.



Robert Litterst        Vice President of FMR Texas and of funds
                       advised by FMR.



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of Money Market funds advised by FMR.



Scott A. Orr           Vice President of FMR Texas and of funds
                       advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds
                       advised by FMR.



John J. Todd           Vice President of FMR Texas and of funds
                       advised by FMR.



Sarah H. Zenoble       Vice President of FMR Texas and of Money
                       Market funds advised by FMR.



Stephen P. Jonas       Treasurer of FMR Texas, FMR (U.K.) Inc.,
                       FMR (Far East) Inc., and FMR; Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR Texas, FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Secretary of FMR Texas; Clerk of FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR Corp.;
                       Assistant Clerk of FMR.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Neal Litvack           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Bank of New York, 110 Washington Street, New York, N.Y. or UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.
Item 31. Management Services
  Not applicable.
Item 32. Undertakings

  Not applicable.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 42 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of 1996.
      DAILY MONEY FUND
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d              President and Trustee           December 16, 1996

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     ***      Treasurer                       December 16, 1996

Kenneth A. Rathgeber



/s/J. Gary Burkhead           *      Trustee                         December 16, 1996

J. Gary Burkhead



/s/Ralph F. Cox                 *    Trustee                         December 16, 1996

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         December 16, 1996

Phyllis Burke Davis



/s/Richard J. Flynn            *     Trustee                         December 16, 1996

Richard J. Flynn



/s/E. Bradley Jones           **     Trustee                         December 16, 1996

E. Bradley Jones



/s/Donald J. Kirk               *    Trustee                         December 16, 1996

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         December 16, 1996

Peter S. Lynch



/s/Edward H. Malone        *         Trustee                         December 16, 1996

Edward H. Malone



/s/Marvin L. Mann            *       Trustee                         December 16, 1996

Marvin L. Mann



/s/Gerald C. McDonough  *            Trustee                         December 16, 1996

Gerald C. McDonough



/s/Thomas R. Williams       *        Trustee                         December 16, 1996

Thomas R. Williams




* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated October 17, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
*** Signature affixed by John H. Costello pursuant to a power of attorney dated October 17, 1996 and filed herewith.
POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as a Director, Trustee or General Partner (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, my true and lawful attorney-in-fact, with full power of substitution, and with full power to each of them, to sign for me and my name in the appropriate capacities any Registration Statements of the Funds on Form N-1A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Money Market Trust
Fidelity Aberdeen Street Trust           Fidelity Municipal Trust II
Fidelity Beacon Street Trust             Fidelity New York Municipal Trust II
Fidelity California Municipal Trust II   Fidelity Phillips Street Trust
Fidelity Court Street Trust II           Fidelity Revere Street Trust
Fidelity Hereford Street Trust           Fidelity Union Street Trust II
Fidelity Institutional Cash Portfolios


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serves as Treasurer and principal financial and accounting officer (collectively, the "Funds"), hereby severally constitute and appoint John H. Costello and John E. Ferris each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, any Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.


/s/Kenneth A. Rathgeber      October 17, 1996
Kenneth A. Rathgeber
POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Money Market Trust
Fidelity Aberdeen Street Trust           Fidelity Municipal Trust II
Fidelity Beacon Street Trust             Fidelity New York Municipal Trust II
Fidelity California Municipal Trust II   Fidelity Phillips Street Trust
Fidelity Court Street Trust II           Fidelity Revere Street Trust
Fidelity Hereford Street Trust           Fidelity Union Street Trust II
Fidelity Institutional Cash Portfolios


plus any other investment company for which Fidelity Management & Research Company or an affiliateacts as investment adviser and for which the undersigned individuals serve as Directors, Trustees or General Partners (collectively, the "Funds"), hereby severally constitute and appoint Arthur
J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas
M. Leahey, Richard M. Phillips and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, any Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this seventeenth day of October, 1996.
/s/Edward C. Johnson 3d              /s/Donald J. Kirk

Edward C. Johnson 3d                 Donald J. Kirk



/s/J. Gary Burkhead                  ___________________

J. Gary Burkhead                     Peter S. Lynch



/s/Ralph F. Cox                      /s/Gerald C. McDonough

Ralph F. Cox                         Gerald C. McDonough



___________________                  /s/Edward H. Malone

Phyllis Burke Davis                  Edward H. Malone



/s/Richard J. Flynn                  /s/Marvin L. Mann

Richard J. Flynn                     Marvin L. Mann



___________________                  /s/Thomas R. Williams

E. Bradley Jones                     Thomas R. Williams